UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3518

Fidelity Newbury Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2010

Item 1. Reports to Stockholders

Fidelity®
Cash Management
Funds

Treasury Fund
Prime Fund
Tax-Exempt Fund

Semiannual Report

April 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>
Investment Changes, Schedules of Investments & Financial Statements
Treasury Fund	<Click Here>
Prime Fund	<Click Here>
Tax-Exempt Fund	<Click Here>
Notes to the Financial Statements	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Treasury Fund and Prime Fund seek to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities. Treasury Fund invests in money market securities issued by the U.S. Treasury and backed by the full faith and credit of the U.S. Government. Prime Fund invests in a broad range of money market securities. Tax-Exempt Fund seeks to provide as high a level of current income, exempt from federal income taxes, as is consistent with liquidity and stability of principal by investing at least 80% of its assets in municipal money market securities.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Treasury
Daily Money Class	.20%
Actual		$ 1,000.00	$ 1,000.10	$ .99**
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00**
Capital Reserves Class	.20%
Actual		$ 1,000.00	$ 1,000.10	$ .99**
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00**
Advisor B Class	.20%
Actual		$ 1,000.00	$ 1,000.10	$ .99**
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00**
Advisor C Class	.20%
Actual		$ 1,000.00	$ 1,000.10	$ .99**
HypotheticalA		$ 1,000.00	$ 1,023.80	$ 1.00**
Prime
Daily Money Class	.39%
Actual		$ 1,000.00	$ 1,000.10	$ 1.93**
HypotheticalA		$ 1,000.00	$ 1,022.86	$ 1.96**
Capital Reserves Class	.39%
Actual		$ 1,000.00	$ 1,000.10	$ 1.93**
HypotheticalA		$ 1,000.00	$ 1,022.86	$ 1.96**
Tax-Exempt
Daily Money Class	.27%
Actual		$ 1,000.00	$ 1,000.05	$ 1.34**
HypotheticalA		$ 1,000.00	$ 1,023.46	$ 1.35**
Capital Reserves Class	.27%
Actual		$ 1,000.00	$ 1,000.05	$ 1.34**
HypotheticalA		$ 1,000.00	$ 1,023.46	$ 1.35**
Fidelity Tax-Free Money Market Fund	.27%
Actual		$ 1,000.00	$ 1,000.05	$ 1.34**
HypotheticalA		$ 1,000.00	$ 1,023.46	$ 1.35**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

Semiannual Report

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Treasury
Daily Money Class	.73%
Actual		$ 3.62
HypotheticalA		$ 3.66
Capital Reserves Class	.98%
Actual		$ 4.85
HypotheticalA		$ 4.91
Advisor B Class	1.48%
Actual		$ 7.32
HypotheticalA		$ 7.40
Advisor C Class	1.48%
Actual		$ 7.32
HypotheticalA		$ 7.40
Prime
Daily Money Class	.70%
Actual		$ 3.47
HypotheticalA		$ 3.51
Capital Reserves Class	.95%
Actual		$ 4.70
HypotheticalA		$ 4.76
Tax-Exempt
Daily Money Class	.70%
Actual		$ 3.47
HypotheticalA		$ 3.51
Capital Reserves Class	.95%
Actual		$ 4.70
HypotheticalA		$ 4.76
Fidelity Tax-Free Money Market Fund	.45%
Actual		$ 2.23
HypotheticalA		$ 2.26

A 5% return per year before expenses

Semiannual Report

Treasury Fund

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 4/30/10	% of fund's investments 10/31/09	% of fund's investments 4/30/09
0 - 30	77.7	71.5	66.1
31 - 90	9.7	10.7	9.1
91 - 180	9.2	3.9	17.7
181 - 397	3.4	13.9	7.1
Weighted Average Maturity
	4/30/10	10/31/09	4/30/09
Treasury Fund	30 Days	50 Days	46 Days
All Taxable Money Market Funds Average*	43 Days	53 Days	49 Days
Asset Allocation (% of fund's net assets)
As of April 30, 2010	As of October 31, 2009
U.S. Treasury Obligations 36.4%	U.S. Treasury Obligations 25.7%
Repurchase Agreements 63.5%	Repurchase Agreements 73.8%
Net Other Assets 0.1%	Net Other Assets 0.5%

*Source: iMoneyNet, Inc.

Semiannual Report

Treasury Fund

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 36.4%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 33.0%
5/6/10 to 12/16/10	0.15 to 0.60%	$ 1,174,815	$ 1,173,910
U.S. Treasury Notes - 3.4%
5/15/10 to 1/31/11	0.47 to 0.51	122,000	122,223
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,296,133)			1,296,133
Repurchase Agreements - 63.5%
	Maturity Amount (000s)
In a joint trading account at 0.19% dated 4/30/10 due 5/3/10:
(Collateralized by U.S. Treasury Obligations) #	$ 1,679,386	1,679,359
(Collateralized by U.S. Treasury Obligations) #	50,459	50,458
With:
ING Financial Markets LLC at 0.15%, dated 2/2/10 due 5/3/10 (Collateralized by U.S. Treasury Obligations valued at $184,688,202, 0.88% - 5.13%, 3/31/11 - 7/31/11)	181,068	181,000
Morgan Stanley & Co., Inc. at:
0.16%, dated 2/3/10 due 5/4/10 (Collateralized by U.S. Treasury Obligations valued at $155,129,159, 0% - 3.13%, 10/21/10 - 9/30/13)	152,061	152,000
0.2%, dated 3/4/10 due 7/7/10 (Collateralized by U.S. Treasury Obligations valued at $106,185,626, 0% - 4.38%, 7/8/10 - 11/15/39)	104,072	104,000
0.21%, dated 4/16/10 due 6/15/10 (Collateralized by U.S. Treasury Obligations valued at $94,869,454, 0% - 7.88%, 6/24/10 - 2/15/21)	93,033	93,000
TOTAL REPURCHASE AGREEMENTS		2,259,817
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $3,555,950)		3,555,950
NET OTHER ASSETS - 0.1%		3,200
NET ASSETS - 100%		$ 3,559,150
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$1,679,359,000 due 5/03/10 at 0.19%
BNP Paribas Securities Corp.	$ 400,934
Barclays Capital, Inc.	229,105
Citigroup Global Markets, Inc.	229,105
Credit Agricole Sec USA Inc.	229,105
ING Financial Markets LLC	114,553
J.P. Morgan Securities, Inc.	229,105
RBS Securities, Inc.	247,452
$ 1,679,359
$50,458,000 due 5/03/10 at 0.19%
BNP Paribas Securities Corp.	$ 19,224
Banc of America Securities LLC	7,373
Barclays Capital, Inc.	13,636
Societe Generale, New York Branch	10,225
$ 50,458
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,259,817) - See accompanying schedule: Unaffiliated issuers (cost $3,555,950)		$ 3,555,950
Receivable for fund shares sold		30,220
Interest receivable		1,728
Prepaid expenses		6
Total assets		3,587,904

Liabilities
Payable for fund shares redeemed	$ 28,073
Distributions payable	2
Accrued management fee	629
Other affiliated payables	29
Other payables and accrued expenses	21
Total liabilities		28,754

Net Assets		$ 3,559,150
Net Assets consist of:
Paid in capital		$ 3,559,191
Accumulated undistributed net realized gain (loss) on investments		(41)
Net Assets		$ 3,559,150

Daily Money Class: Net Asset Value, offering price and redemption price per share ($2,258,719 ÷ 2,258,360 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($1,138,900 ÷ 1,138,409 shares)		$ 1.00

Advisor B Class: Net Asset Value and offering price per share ($52,835 ÷ 52,832 shares)A		$ 1.00

Advisor C Class: Net Asset Value and offering price per share ($108,696 ÷ 108,682 shares)A		$ 1.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2010 (Unaudited)

Investment Income
Interest		$ 4,323

Expenses
Management fee	$ 5,112
Transfer agent fees	4,106
Distribution fees	7,609
Accounting fees and expenses	179
Custodian fees and expenses	7
Independent trustees' compensation	7
Registration fees	222
Audit	24
Legal	14
Miscellaneous	39
Total expenses before reductions	17,319
Expense reductions	(13,198)	4,121
Net investment income		202
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1)
Net increase in net assets resulting from operations		$ 201

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Fund
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 202	$ 978
Net realized gain (loss)	(1)	396
Net increase in net assets resulting from operations	201	1,374
Distributions to shareholders from net investment income	(202)	(1,025)
Distributions to shareholders from net realized gain	(129)	-
Total distributions	(331)	(1,025)
Share transactions - net increase (decrease)	(966,446)	(3,023,891)
Total increase (decrease) in net assets	(966,576)	(3,023,542)

Net Assets
Beginning of period	4,525,726	7,549,268
End of period	$ 3,559,150	$ 4,525,726

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Daily Money Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- E	- E	.018	.045	.041	.021
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	.018	.045	.041	.021
Distributions from net investment income	- E	- E	(.018)	(.045)	(.041)	(.021)
Distributions from net realized gain	- E	-	-	-	-	-
Total distributions	- E	- E	(.018)	(.045)	(.041)	(.021)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.02%	1.82%	4.55%	4.16%	2.16%
Ratios to Average Net Assets D
Expenses before reductions	.73% A	.75%	.73%	.73%	.75%	.74%
Expenses net of fee waivers, if any	.20% A	.48%	.65%	.70%	.70%	.70%
Expenses net of all reductions	.20% A	.48%	.65%	.70%	.70%	.70%
Net investment income	.01% A	.02%	1.64%	4.44%	4.13%	2.14%
Supplemental Data
Net assets, end of period (in millions)	$ 2,259	$ 2,648	$ 4,129	$ 1,833	$ 1,325	$ 982

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Reserves Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- E	- E	.016	.042	.038	.019
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	.016	.042	.038	.019
Distributions from net investment income	- E	- E	(.016)	(.042)	(.038)	(.019)
Distributions from net realized gain	- E	-	-	-	-	-
Total distributions	- E	- E	(.016)	(.042)	(.038)	(.019)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.02%	1.56%	4.29%	3.90%	1.91%
Ratios to Average Net Assets D
Expenses before reductions	.98% A	1.00%	.98%	.97%	1.00%	.99%
Expenses net of fee waivers, if any	.20% A	.48%	.87%	.95%	.95%	.95%
Expenses net of all reductions	.20% A	.48%	.87%	.95%	.95%	.95%
Net investment income	.01% A	.02%	1.42%	4.19%	3.88%	1.89%
Supplemental Data
Net assets, end of period (in millions)	$ 1,139	$ 1,671	$ 3,063	$ 1,848	$ 1,114	$ 764

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Advisor B Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- F	- F	.011	.037	.033	.014
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	.011	.037	.033	.014
Distributions from net investment income	- F	- F	(.011)	(.037)	(.033)	(.014)
Distributions from net realized gain	- F	-	-	-	-	-
Total distributions	- F	- F	(.011)	(.037)	(.033)	(.014)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.01%	.02%	1.13%	3.77%	3.38%	1.40%
Ratios to Average Net Assets E
Expenses before reductions	1.49% A	1.50%	1.49%	1.48%	1.50%	1.49%
Expenses net of fee waivers, if any	.20% A	.47%	1.29%	1.45%	1.45%	1.45%
Expenses net of all reductions	.20% A	.47%	1.29%	1.45%	1.45%	1.45%
Net investment income	.01% A	.02%	.99%	3.69%	3.38%	1.39%
Supplemental Data
Net assets, end of period (in millions)	$ 53	$ 70	$ 96	$ 57	$ 83	$ 112

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Advisor C Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- F	- F	.011	.037	.033	.014
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	.011	.037	.033	.014
Distributions from net investment income	- F	- F	(.011)	(.037)	(.033)	(.014)
Distributions from net realized gain	- F	-	-	-	-	-
Total distributions	- F	- F	(.011)	(.037)	(.033)	(.014)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.01%	.02%	1.13%	3.78%	3.38%	1.40%
Ratios to Average Net Assets E
Expenses before reductions	1.49% A	1.50%	1.48%	1.47%	1.50%	1.49%
Expenses net of fee waivers, if any	.20% A	.48%	1.28%	1.45%	1.45%	1.45%
Expenses net of all reductions	.20% A	.48%	1.28%	1.45%	1.45%	1.45%
Net investment income	.01% A	.01%	1.01%	3.69%	3.38%	1.39%
Supplemental Data
Net assets, end of period (in millions)	$ 109	$ 138	$ 261	$ 124	$ 110	$ 105

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Fund

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 4/30/10	% of fund's investments 10/31/09	% of fund's investments 4/30/09
0 - 30	62.0	48.8	39.3
31 - 90	22.9	32.8	41.8
91 - 180	12.0	13.0	13.9
181 - 397	3.1	5.4	5.0
Weighted Average Maturity
	4/30/10	10/31/09	4/30/09
Prime Fund	43 Days	54 Days	59 Days
All Taxable Money Market Funds AverageB	43 Days	53 Days	49 Days
Asset Allocation (% of fund's net assets)
As of April 30, 2010*		As of October 31, 2009**
	Corporate Bonds 0.2%		Corporate Bonds 0.1%
	Commercial Paper 15.5%		Commercial Paper 18.2%
	Bank CDs, BAs, TDs, and Notes 57.0%		Bank CDs, BAs, TDs, and Notes 56.7%
	Government Securities A 9.0%		Government Securities A 14.6%
	Municipal Securities 4.9%		Municipal Securities 0.6%
	Repurchase Agreements 13.9%		Repurchase Agreements 11.5%
	Other Investments 0.0%		Other Investments 0.2%
	Net Other Assets† (0.5)%		Net Other Assets† (1.9)%
* Foreign investments	68.3%	** Foreign investments	66.8%

† Net Other Assets are not included in the pie chart.

A Includes FDIC Guaranteed Securities.

B Source: iMoneyNet, Inc.

Semiannual Report

Prime Fund

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.2%
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
LP Pinewood SPV LLC
	5/7/10	0.30% (d)	$ 33,000	$ 33,000
Certificates of Deposit - 48.5%

London Branch, Eurodollar, Foreign Banks - 13.6%
Banco Bilbao Vizcaya Argentaria SA
	5/28/10	0.25	119,000	119,000
Bank of Montreal
	5/7/10	0.25	131,000	131,000
Commonwealth Bank of Australia
	8/23/10 to 9/24/10	0.33 to 0.50	132,000	132,000
Credit Agricole SA
	5/1/10 to 7/26/10	0.25 to 0.67 (d)	653,000	653,000
Credit Industriel et Commercial
	5/28/10 to 8/9/10	0.39 to 0.50	347,000	347,000
Danske Bank AS
	5/20/10	0.28	63,000	63,000
HSBC Bank PLC
	11/22/10	0.60	65,000	65,000
ING Bank NV
	5/4/10 to 6/15/10	0.25 to 0.26	522,000	522,000
Landesbank Hessen-Thuringen
	5/11/10 to 10/6/10	0.54 to 0.68	316,000	316,000
UniCredit SpA
	6/3/10 to 6/16/10	0.30	135,000	135,000
				2,483,000
New York Branch, Yankee Dollar, Foreign Banks - 34.9%
Banco Bilbao Vizcaya Argentaria SA New York Branch
	5/17/10 to 6/16/10	0.25 to 0.37 (d)	325,000	325,002
Bank of Montreal
	5/17/10	0.28 (d)	37,000	37,000
Certificates of Deposit - continued
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Bank of Nova Scotia
	5/6/10 to 7/15/10	0.25 to 0.45% (d)	$ 553,000	$ 553,000
	9/9/10	0.32	117,000	117,000
Bank of Tokyo-Mitsubishi
	5/4/10 to 7/14/10	0.21 to 0.32	597,500	597,500
Barclays Bank PLC
	5/17/10	0.37 (d)	263,000	263,000
Barclays Bank PLC New York Branch
	5/10/10	0.41 (d)	86,000	86,000
BNP Paribas New York Branch
	6/2/10 to 9/20/10	0.27 to 0.45	605,000	605,000
BNP Paribas SA
	8/5/10 to 8/12/10	0.40	166,000	166,000
Calyon New York Branch
	7/6/10	0.40	158,000	158,000
Canadian Imperial Bank of Commerce New York Branch
	5/10/10 to 5/21/10	0.26 to 0.30 (d)	327,000	327,000
Commerzbank AG New York Branch
	5/21/10	0.27	59,000	59,000
Intesa Sanpaolo SpA
	9/9/10	0.35	86,000	86,000
Intesa Sanpaolo SpA New York Branch
	5/23/10	0.31 (d)	31,000	31,000
Lloyds TSB Bank PLC New York Branch
	5/10/10	0.25	8,000	8,000
Mizuho Corporate Bank Ltd.
	6/15/10	0.25	59,000	59,000
Natexis Banques Populaires New York Branch
	5/12/10 to 6/15/10	0.30 to 1.05 (d)	455,000	455,000
Natixis New York Branch
	5/12/10 to 6/22/10	0.32 to 1.47 (d)	241,000	241,000
Rabobank Nederland
	5/5/10 to 5/28/10	0.25 to 0.60 (d)	448,000	448,000
Certificates of Deposit - continued
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Rabobank Nederland New York Branch
	5/4/10 to 8/30/10	0.25 to 0.28% (d)	$ 463,000	$ 463,000
Royal Bank of Canada
	7/1/10	0.61 (d)	168,000	168,000
Royal Bank of Canada New York Branch
	5/4/10 to 5/28/10	0.25 to 0.27 (d)	209,000	209,000
Royal Bank of Scotland PLC Connecticut Branch
	5/20/10 to 5/21/10	0.54 (d)	210,000	210,000
Royal Bank Scotland NV Chicago Branch
	5/24/10	0.30	66,000	66,000
Skandinaviska Enskilda Banken New York Branch
	5/4/10	0.30	79,000	79,000
Societe Generale
	5/5/10	0.55 (d)	40,000	40,000
Societe Generale Institutional CD Program
	5/4/10 to 5/7/10	0.28 to 0.29 (d)	292,000	292,000
Toronto-Dominion Bank
	5/5/10 to 5/28/10	0.25 to 0.27 (d)	50,000	50,000
Toronto-Dominion Bank New York Branch
	5/4/10 to 12/20/10	0.25 to 0.50 (d)	168,000	168,000
UBS AG
	5/7/10	0.25	16,000	16,000
				6,382,502
TOTAL CERTIFICATES OF DEPOSIT				8,865,502
Commercial Paper - 15.5%

Abbott Laboratories
	7/26/10	0.39 (d)	99,000	99,000
Autobahn Funding
	5/7/10 to 5/17/10	0.26 to 0.28	16,000	15,998
Banco Bilbao Vizcaya Argentaria SA (London Branch)
	6/22/10	0.28	81,000	80,967
Canadian Imperial Holdings, Inc.
	5/17/10	0.25 (d)	200,000	200,000
Commercial Paper - continued
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Commerzbank U.S. Finance, Inc.
	5/7/10	0.25 to 0.26%	$ 186,000	$ 185,992
Commonwealth Bank of Australia
	9/9/10	0.33	100,000	99,882
Dakota Notes (Citibank Credit Card Issuance Trust)
	5/3/10 to 6/7/10	0.22 to 0.26	160,000	159,982
DnB NOR Bank ASA
	5/4/10 to 5/19/10	0.24 to 0.25 (d)	170,000	170,000
Gotham Funding Corp.
	5/3/10 to 5/20/10	0.24 to 0.27	75,233	75,228
Hannover Funding Co. LLC
	6/23/10	0.65	85,000	84,919
Intesa Funding LLC
	5/6/10 to 9/16/10	0.23 to 0.35	210,000	209,857
Irish Republic
	5/21/10 to 6/10/10	0.40	158,000	157,956
Landesbank Hessen-Thuringen
	7/6/10 to 8/9/10	0.63	78,000	77,893
Natexis Banques Populaires U.S. Finance Co. LLC
	5/18/10 to 6/7/10	0.30	268,000	267,947
Nationwide Building Society
	5/24/10 to 6/1/10	0.25	33,000	32,994
Salisbury Receivables Co. LLC
	5/10/10	0.25	23,000	22,999
Societe Generale North America, Inc.
	5/17/10	0.25	100,000	99,989
Sumitomo Trust & Banking Co. Ltd. New York Branch
	5/5/10	0.25	17,000	17,000
Toyota Credit Canada, Inc.
	6/1/10	0.30	32,000	31,992
Toyota Motor Credit Corp.
	5/3/10 to 7/27/10	0.25 to 0.40	133,000	132,942
UniCredito Italiano Bank (Ireland) PLC
	5/11/10 to 5/28/10	0.30 to 0.36	247,000	246,964
Westpac Banking Corp.
	5/10/10 to 5/17/10	0.28 to 0.70 (d)	355,000	354,987
TOTAL COMMERCIAL PAPER				2,825,488
U.S. Government and Government Agency Obligations - 0.7%
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Other Government Related - 0.6%
Bank of America NA (FDIC Guaranteed)
	6/14/10	0.29% (c)(d)	$ 115,000	$ 115,000
General Electric Capital Corp. (FDIC Guaranteed)
	3/11/11	0.46 (c)	27,000	27,309
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS				142,309
Federal Agencies - 3.1%

Federal Home Loan Bank - 3.1%
	5/15/10 to 11/15/10	0.18 to 0.76 (d)	572,000	571,913
U.S. Treasury Obligations - 5.2%

U.S. Treasury Bills - 3.9%
	6/10/10 to 12/16/10	0.20 to 0.54	711,000	710,095
U.S. Treasury Notes - 1.3%
	8/15/10 to 1/31/11	0.40 to 0.48	245,000	246,112
TOTAL U.S. TREASURY OBLIGATIONS				956,207
Bank Notes - 0.7%

Bank of America NA
	5/4/10 to 6/7/10	0.25 to 0.30 (d)	124,000	124,000
Medium-Term Notes - 6.6%

Banque Federative du Credit Mutuel
	5/28/10	0.65 (b)(d)	86,000	86,000
Berkshire Hathaway, Inc.
	5/10/10	0.23 (d)	48,000	48,000
BNP Paribas SA
	5/13/10	0.50 (d)	131,000	131,000
BP Capital Markets PLC
	6/11/10	0.39 (d)	83,000	83,000
Commonwealth Bank of Australia
	5/4/10 to 5/14/10	0.30 (b)(d)	253,000	253,000
Medium-Term Notes - continued
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Metropolitan Life Global Funding I
	8/5/10	1.29% (b)(d)	$ 38,000	$ 38,000
New York Life Insurance Co.
	5/14/10	1.30 (d)(h)	57,000	57,000
Royal Bank of Canada
	5/17/10	0.67 (b)(d)	150,000	150,000
Westpac Banking Corp.
	5/11/10 to 7/15/10	0.28 to 0.31 (b)(d)	358,000	358,000
TOTAL MEDIUM-TERM NOTES				1,204,000
Short-Term Notes - 0.2%

Metropolitan Life Insurance Co.
	7/1/10	0.64 (d)(h)	35,000	35,000
Time Deposits - 1.0%

Banco Santander SA
	5/21/10 to 6/25/10	0.35 to 0.40	181,000	181,000
Asset-Backed Securities - 0.0%

Bank of America Auto Trust
	9/15/10	0.39 (b)	750	750
Municipal Securities - 4.9%

Arizona Health Facilities Auth. Rev. Series 2008 B, 0.29%, VRDN
	5/7/10	0.29 (d)	11,250	11,250
Arizona Health Facilities Auth. Rev. Series 2008 G, 0.27%, VRDN
	5/7/10	0.27 (d)	49,190	49,190
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2008 J2, 0.28%, VRDN
	5/7/10	0.28 (d)	9,000	9,000
California Health Facilities Fing. Auth. Rev. Series 2005 I, 0.25%, VRDN
	5/7/10	0.25 (d)	30,970	30,970
California Hsg. Fin. Agcy. Rev. Series 2007 H, 0.27%, VRDN
	5/7/10	0.27 (d)(e)	30,000	30,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Series AAA, 0.30%, VRDN
	5/7/10	0.30 (d)(e)	15,000	15,000
Municipal Securities - continued
Due Date	Yield (a)	Principal Amount (000s)		Value (000s)
California Statewide Cmntys. Dev. Auth. Rev. Series 2008 C, 0.27%, VRDN
	5/7/10	0.27% (d)	$ 27,000	$ 27,000
Columbus Swr. Rev. Participating VRDN Series BBT 08 13, 0.30%
	5/7/10	0.30 (d)(f)	12,405	12,405
Connecticut Hsg. Fin. Auth. Series 2004 D4, 0.33%, VRDN
	5/7/10	0.33 (d)	13,240	13,240
Cook County Gen. Oblig. Participating VRDN Series Solar 06 10, 0.30%
	5/7/10	0.30 (d)(f)	13,495	13,495
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. 0.30%, VRDN
	5/7/10	0.30 (d)(e)	20,000	20,000
Illinois Fin. Auth. Rev. Series 2008 C, 0.26%, VRDN
	5/7/10	0.26 (d)	10,205	10,205
Illinois Fin. Auth. Rev. 0.31%, VRDN
	5/7/10	0.31 (d)	15,000	15,000
Indiana Dev. Fin. Auth. Envir. Rev. Series 2009 A3, 0.29%, VRDN
	5/7/10	0.29 (d)	12,925	12,925
Indiana Fin. Auth. Health Sys. Rev. Series 2008 E, 0.30%, VRDN
	5/7/10	0.30 (d)	11,000	11,000
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.35%, VRDN
	5/7/10	0.35 (d)	48,135	48,135
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 B, 0.32%, VRDN
	5/7/10	0.32 (d)	30,000	30,000
Michigan Bldg. Auth. Rev. Participating VRDN Series Solar 06 21, 0.30%
	5/7/10	0.30 (d)(f)	14,605	14,605
Michigan Strategic Fund Ltd. Oblig. Rev. Series 2008, 0.30%, VRDN
	5/7/10	0.30 (d)	11,000	11,000
Montana Board Invt. Resource Recovery Rev. Series 1989, 0.29%, VRDN
	5/7/10	0.29 (d)(e)	32,900	32,900
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. Series 2008 A, 0.29%, VRDN
	5/7/10	0.29 (d)	10,000	10,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. Series 2002 A, 0.29%, VRDN
	5/7/10	0.29 (d)(e)	12,500	12,500
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B1, 0.25%, VRDN
	5/7/10	0.25 (d)	27,267	27,267
New York Hsg. Fin. Agcy. Rev. Series 1999 A, 0.25%, VRDN
	5/7/10	0.25 (d)(e)	21,000	21,000
Municipal Securities - continued
Due Date	Yield (a)	Principal Amount (000s)		Value (000s)
New York Hsg. Fin. Agcy. Rev. Series 2000 A, 0.25%, VRDN
	5/7/10	0.25% (d)(e)	$ 50,000	$ 50,000
New York Hsg. Fin. Agcy. Rev. Series 2006 A, 0.25%, VRDN
	5/7/10	0.25 (d)(e)	27,500	27,500
North Carolina Med. Care Commission Hosp. Rev. Series 2003 B, 0.30%, VRDN
	5/7/10	0.30 (d)	14,525	14,525
North Texas Tollway Auth. Rev. Series 2009 D, 0.27%, VRDN
	5/7/10	0.27 (d)	28,000	28,000
Ohio Higher Edl. Facility Commission Rev. Series 2008 D, 0.29%, VRDN
	5/7/10	0.29 (d)	10,675	10,675
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2008 A, 0.30%, VRDN
	5/7/10	0.30 (d)	37,635	37,635
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2008 B, 0.27%, VRDN
	5/7/10	0.27 (d)	20,500	20,500
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2005 87C, 0.25%, VRDN
	5/7/10	0.25 (d)(e)	19,000	19,000
Pennsylvania Tpk. Commission Tpk. Rev. Series 2008 B3, 0.30%, VRDN
	5/7/10	0.30 (d)	25,000	25,000
Port Auth. of New York & New Jersey Participating VRDN Series BA 07 1043, 0.30%
	5/7/10	0.30 (d)(f)	19,500	19,500
Port of Portland Arpt. Rev. Series 2009 A2, 0.26%, VRDN
	5/7/10	0.26 (d)	13,485	13,485
Richmond Multifamily Hsg. 0.30%, VRDN
	5/7/10	0.30 (d)(e)	28,800	28,800
Santa Clara County Fing. Auth. Lease Rev. Series 2008 M, 0.32%, VRDN
	5/7/10	0.32 (d)	23,000	23,000
Santa Cruz Redev. Agcy. Multi-family Rev. Series B, 0.29%, VRDN
	5/7/10	0.29 (d)(e)	21,650	21,650
South Placer Wastewtr. Auth. Rev. Series 2008 B, 0.28%, VRDN
	5/7/10	0.28 (d)	22,600	22,600
Southern California Home Fing. Auth. Single Family Rev. Series 2004 B, 0.28%, VRDN
	5/7/10	0.28 (d)(e)	29,000	29,000
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series Putters 1646, 0.30%
	5/7/10	0.30 (d)(f)	13,055	13,055
TOTAL MUNICIPAL SECURITIES			892,012
Repurchase Agreements - 13.9%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.2% dated 4/30/10 due 5/3/10 (Collateralized by U.S. Government Obligations) #	$ 42,866	$ 42,865
0.21% dated 4/30/10 due 5/3/10 (Collateralized by U.S. Government Obligations) #	12,394	12,394
With:
Barclays Capital, Inc. at:
0.32%, dated 2/17/10 due 5/18/10 (Collateralized by Corporate Obligations valued at $6,304,200, 6.88%, 9/30/11)	6,005	6,000
0.4%, dated:
4/28/10 due 5/12/10 (Collateralized by Mortgage Loan Obligations valued at $31,321,740, 0.41%, 2/25/37)	29,005	29,000
4/30/10 due 5/14/10 (Collateralized by Mortgage Loan Obligations valued at $11,550,385, 6%, 8/10/45)	11,002	11,000
0.45%, dated:
3/26/10 due 5/3/10 (Collateralized by Mortgage Loan Obligations valued at $31,334,877, 0.41%, 2/25/37 - 10/25/46)	29,014	29,000
4/16/10 due 5/17/10 (Collateralized by Equity Securities valued at $46,449,879)	43,017	43,000
0.46%, dated 4/30/10 due 5/3/10 (Collateralized by Equity Securities valued at $324,012,871)	300,012	300,000
0.47%, dated 4/16/10 due 5/17/10 (Collateralized by Corporate Obligations valued at $12,962,877, 6.25%, 11/1/12)	12,005	12,000
0.66%, dated 4/30/10 due 5/3/10 (Collateralized by Corporate Obligations valued at $155,573,198, 4.25%, 11/15/16 - 12/15/36)	144,008	144,000
BNP Paribas Securities Corp. at 0.22%, dated:
4/15/10 due 7/14/10 (Collateralized by U.S. Government Obligations valued at $29,873,286, 1% - 6%, 9/25/16 - 11/15/37)	29,016	29,000
4/16/10 due 7/15/10 (Collateralized by U.S. Government Obligations valued at $29,873,103, 0.65% - 5.5%, 9/25/16 - 10/15/36)	29,016	29,000
Citigroup Global Capital Markets, Inc. at 0.23%, dated 4/26/10 due 7/15/10 (Collateralized by U.S. Government Obligations valued at $30,902,061, 4%, 10/16/32)	30,015	30,000
Citigroup Global Markets, Inc. at:
0.51%, dated 4/30/10 due 5/3/10 (Collateralized by Equity Securities valued at $10,800,503)	10,000	10,000
0.55%, dated 4/27/10 due 5/4/10 (Collateralized by Equity Securities valued at $16,203,719)	15,002	15,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Citigroup Global Markets, Inc. at:
0.61%, dated 4/30/10 due 5/3/10 (Collateralized by Corporate Obligations valued at $278,654,164, 0.4% - 9.75%, 7/25/11 - 11/20/57)	$ 258,013	$ 258,000
Credit Suisse Securities (USA) LLC:
at 0.36%, dated 4/30/10 due 5/3/10 (Collateralized by Equity Securities valued at $192,500,028)	175,005	175,000
at 0.29%, dated 4/30/10 due 5/3/10 (Collateralized by Mortgage Loan Obligations valued at $188,703,400, 4.5%, 4/20/40)	185,004	185,000
Deutsche Bank Securities, Inc.:
at:
0.4%, dated 2/2/10 due:
5/4/10 (Collateralized by Corporate Obligations valued at $36,677,093, 5.38% - 9.88%, 12/12/11 - 9/15/16)	30,030	30,000
5/7/10 (Collateralized by Corporate Obligations valued at $16,218,866, 0.43% - 11.5%, 2/15/11 - 8/25/43)	15,016	15,000
5/10/10 (Collateralized by Corporate Obligations valued at $16,260,762, 0.43% - 11.25%, 6/1/12 - 8/25/43)	15,016	15,000
0.45%, dated:
3/24/10 due:
6/22/10 (Collateralized by Corporate Obligations valued at $16,250,634, 0% - 12.25%, 1/26/12 - 10/25/37)	15,017	15,000
6/25/10 (Collateralized by Mortgage Loan Obligations valued at $31,357,194, 0.71% - 12.25%, 4/15/15 - 9/25/37)	29,034	29,000
6/30/10 (Collateralized by Mortgage Loan Obligations valued at $16,334,766, 0% - 12.25%, 5/15/14 - 7/1/44)	15,018	15,000
4/13/10 due 7/12/10 (Collateralized by Mortgage Loan Obligations valued at $31,436,280, 0.76% - 12.25%, 6/15/14 - 9/25/37)	29,033	29,000
4/20/10 due:
7/20/10 (Collateralized by Corporate Obligations valued at $15,329,496, 6.45% - 7.88%, 6/15/15 - 9/1/21)	14,016	14,000
7/22/10 (Collateralized by Corporate Obligations valued at $31,325,090, 1.2% - 8.5%, 4/1/13 - 6/15/19)	29,034	29,000
4/28/10 due 7/27/10 (Collateralized by Corporate Obligations valued at $31,263,452, 0.29% - 11.88%, 6/1/12 - 10/25/36)	29,033	29,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Deutsche Bank Securities, Inc.:
at:
0.66%, dated 4/30/10 due 5/3/10 (Collateralized by Equity Securities valued at $108,161,168)	$ 100,006	$ 100,000
at 0.45%, dated:
4/8/10 due 7/7/10 (Collateralized by Corporate Obligations valued at $31,372,922, 0.61% - 12.25%, 4/15/15 - 9/25/37)	29,033	29,000
4/30/10 due 7/29/10 (Collateralized by Corporate Obligations valued at $31,321,175, 0.76% - 12%, 2/1/11 - 7/27/37)	29,033	29,000
Goldman Sachs & Co. at 0.31%, dated 4/29/10 due 5/6/10 (Collateralized by Commercial Paper Obligations valued at $59,841,991, 5/12/10 - 2/3/11) (d)(g)	58,004	58,000
ING Financial Markets LLC:
at 0.23%, dated:
3/15/10 due 7/9/10 (Collateralized by U.S. Government Obligations valued at $69,382,412, 5.12% - 6.06%, 5/1/37 - 9/1/47)	68,050	68,000
4/26/10 due 7/26/10 (Collateralized by U.S. Government Obligations valued at $59,743,487, 0.79% - 0.89%, 4/5/32 - 6/15/36)	58,034	58,000
4/15/10 due 7/14/10 (Collateralized by U.S. Government Obligations valued at $60,188,199, 3.07% - 5.64%, 4/1/36 - 5/1/38)	59,034	59,000
Merrill Lynch, Pierce, Fenner & Smith at 0.51%, dated 2/22/10 due 5/21/10 (Collateralized by Equity Securities valued at $64,861,936) (d)(g)	60,075	60,000
Morgan Stanley & Co. at:
0.45%, dated 4/5/10 due 6/4/10 (Collateralized by Corporate Obligations valued at $47,349,488, 0.48% - 9.5%, 6/11/10 - 11/15/34)	44,033	44,000
0.7%, dated 4/14/10 due 7/13/10 (Collateralized by Mortgage Loan Obligations valued at $125,326,285, 0.44% - 7.78%, 2/15/17 - 2/15/51)	116,203	116,000
Morgan Stanley & Co., Inc. at 0.25%, dated 4/8/10 due 8/20/10 (Collateralized by U.S. Government Obligations valued at $56,334,142, 3.3% - 8%, 7/1/11 - 2/1/40)	55,051	55,000
RBC Capital Markets Corp. at 0.23%, dated 4/30/10 due 6/30/10 (Collateralized by U.S. Government Obligations valued at $51,000,984, 4.5% - 10%, 4/15/20 - 4/20/40)	50,019	50,000
RBS Securities, Inc. at 0.65%, dated 4/21/10 due 5/21/10 (Collateralized by Corporate Obligations valued at $87,494,792, 0.89% - 6.98%, 3/10/14 - 5/25/47)	81,044	81,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
RBS Securities, Inc. at 0.22%, dated 4/22/10 due 6/21/10 (Collateralized by U.S. Government Obligations valued at $29,584,977, 1.62% - 7.08%, 7/1/11 - 4/1/50)	$ 29,011	$ 29,000
UBS Securities LLC at:
0.23%, dated 4/28/10 due 7/15/10 (Collateralized by U.S. Government Obligations valued at $59,162,489, 6.00% - 6.5%, 2/20/36 - 10/15/38)	58,029	58,000
0.3%, dated:
2/9/10 due 5/10/10 (Collateralized by Corporate Obligations valued at $33,653,312, 0.54%, 4/15/22)	30,023	30,000
2/17/10 due 5/17/10 (Collateralized by Corporate Obligations valued at $25,799,681, 0.54%, 4/15/22)	23,017	23,000
0.45%, dated 4/29/10 due 7/29/10 (Collateralized by Corporate Obligations valued at $24,845,679, 6.5% - 9.75%, 4/15/12 - 12/15/13)	23,026	23,000
TOTAL REPURCHASE AGREEMENTS		2,550,259
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $18,381,440)		18,381,440
NET OTHER ASSETS - (0.5)%		(94,214)
NET ASSETS - 100%		$ 18,287,226
Security Type Abbreviations
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $885,750,000 or 4.8% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $142,309,000 or 0.7% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
(g) The maturity amount is based on the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $92,000,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.64%, 7/1/10	3/26/02	$ 35,000
New York Life Insurance Co. 1.3%, 5/14/10	5/8/09	$ 57,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$42,865,000 due 5/03/10 at 0.20%
Banc of America Securities LLC	$ 7,144
Barclays Capital, Inc.	15,309
UBS Securities LLC	20,412
$ 42,865
$12,394,000 due 5/03/10 at 0.21%
BNP Paribas Securities Corp.	$ 638
Bank of America, NA	7,660
Barclays Capital, Inc.	1,037
Deutsche Bank Securities, Inc.	957
ING Financial Markets LLC	798
RBC Capital Markets Corp.	160
Societe Generale, New York Branch	506
UBS Securities LLC	638
$ 12,394
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,550,259) - See accompanying schedule: Unaffiliated issuers (cost $18,381,440)		$ 18,381,440
Cash		15
Receivable for fund shares sold		249,354
Interest receivable		9,745
Prepaid expenses		28
Receivable from investment adviser for expense reductions		670
Other receivables		244
Total assets		18,641,496

Liabilities
Payable for fund shares redeemed	$ 348,057
Distributions payable	6
Accrued management fee	3,906
Other affiliated payables	1,995
Other payables and accrued expenses	306
Total liabilities		354,270

Net Assets		$ 18,287,226
Net Assets consist of:
Paid in capital		$ 18,287,216
Distributions in excess of net investment income		(36)
Accumulated undistributed net realized gain (loss) on investments		46
Net Assets		$ 18,287,226

Daily Money Class: Net Asset Value, offering price and redemption price per share ($8,778,953 ÷ 8,777,360 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($9,508,273 ÷ 9,505,902 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2010 (Unaudited)

Investment Income
Interest		$ 39,858

Expenses
Management fee	$ 25,027
Transfer agent fees	20,059
Distribution fees	38,251
Accounting fees and expenses	615
Custodian fees and expenses	130
Independent trustees' compensation	36
Registration fees	2,018
Audit	40
Legal	65
Miscellaneous	272
Total expenses before reductions	86,513
Expense reductions	(47,934)	38,579
Net investment income		1,279
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		171
Net increase in net assets resulting from operations		$ 1,450

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 1,279	$ 116,494
Net realized gain (loss)	171	2,905
Net increase in net assets resulting from operations	1,450	119,399
Distributions to shareholders from net investment income	(1,102)	(116,518)
Distributions to shareholders from net realized gain	(1,248)	-
Total distributions	(2,350)	(116,518)
Share transactions - net increase (decrease)	(3,255,732)	(1,363,036)
Total increase (decrease) in net assets	(3,256,632)	(1,360,155)

Net Assets
Beginning of period	21,543,858	22,904,013
End of period (including distributions in excess of net investment income of $36 and distributions in excess of net investment income of $213, respectively)	$ 18,287,226	$ 21,543,858

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Daily Money Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- E	.006	.029	.047	.042	.023
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	.006	.029	.047	.042	.023
Distributions from net investment income	- E	(.006)	(.029)	(.047)	(.042)	(.023)
Distributions from net realized gain	- E	-	-	-	-	-
Total distributions	- E	(.006)	(.029)	(.047)	(.042)	(.023)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.57%	2.97%	4.82%	4.28%	2.29%
Ratios to Average Net Assets D
Expenses before reductions	.74% A	.77%	.74%	.74%	.75%	.75%
Expenses net of fee waivers, if any	.39% A	.70%	.70%	.70%	.70%	.70%
Expenses net of all reductions	.39% A	.70%	.70%	.70%	.70%	.70%
Net investment income	.01% A	.57%	2.90%	4.72%	4.23%	2.28%
Supplemental Data
Net assets, end of period (in millions)	$ 8,779	$ 9,794	$ 9,562	$ 8,467	$ 6,741	$ 5,065

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Reserves Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- E	.004	.027	.045	.039	.020
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	.004	.027	.045	.039	.020
Distributions from net investment income	- E	(.004)	(.027)	(.045)	(.039)	(.020)
Distributions from net realized gain	- E	-	-	-	-	-
Total distributions	- E	(.004)	(.027)	(.045)	(.039)	(.020)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.41%	2.71%	4.56%	4.02%	2.03%
Ratios to Average Net Assets D
Expenses before reductions	.99% A	1.02%	.99%	.99%	1.00%	1.00%
Expenses net of fee waivers, if any	.39% A	.86%	.95%	.95%	.95%	.95%
Expenses net of all reductions	.39% A	.86%	.95%	.95%	.95%	.95%
Net investment income	.01% A	.40%	2.65%	4.47%	3.98%	2.03%
Supplemental Data
Net assets, end of period (in millions)	$ 9,508	$ 11,750	$ 13,342	$ 10,829	$ 8,990	$ 7,460

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Fund

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 4/30/10	% of fund's investments 10/31/09	% of fund's investments 4/30/09
0 - 30	86.9	81.5	77.5
31 - 90	9.4	6.3	8.2
91 - 180	2.8	5.3	8.7
181 - 397	0.9	6.9	5.6
Weighted Average Maturity
	4/30/10	10/31/09	4/30/09
Tax-Exempt Fund	17 Days	34 Days	35 Days
All Tax-Free Money Market Funds Average*	24 Days	32 Days	24 Days
Asset Allocation (% of fund's net assets)
As of April 30, 2010	As of October 31, 2009
Variable Rate Demand Notes (VRDNs) 76.6%	Variable Rate Demand Notes (VRDNs) 74.0%
Commercial Paper (including CP Mode) 8.5%	Commercial Paper (including CP Mode) 7.8%
Tender Bonds 0.7%	Tender Bonds 1.1%
Municipal Notes 8.1%	Municipal Notes 10.4%
Fidelity Tax-Free Cash Central Fund 5.3%	Fidelity Tax-Free Cash Central Fund 3.4%
Other Investments 1.2%	Other Investments 3.1%
Net Other Assets † (0.4)%	Net Other Assets 0.2%

† Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Tax-Exempt Fund

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.4%
	Principal Amount (000s)	Value (000s)
Alabama - 0.4%
Daphne-Villa Mercy Spl. Care Facilities Fing. Auth. Rev. (Mercy Med. Proj.) Series 1997, 0.33%, LOC Bank of America NA, VRDN (a)	$ 7,300	$ 7,300
Mobile Downtown Redev. Auth. (Austal USA,LLC Proj.) Series 2009, 0.29%, LOC Westpac Banking Corp., VRDN (a)	17,000	17,000
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 B, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	1,700	1,700
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2009 A, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (a)	5,100	5,100
		31,100
Alaska - 0.7%
CIVICVentures Rev. Participating VRDN Series Solar 06 33, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	12,195	12,195
Valdez Marine Term. Rev. (ConocoPhillips Proj.):
Series 1994 A, 0.31%, VRDN (a)	19,000	19,000
Series 1994 B, 0.35% (ConocoPhillips Guaranteed), VRDN (a)	20,000	20,000
		51,195
Arizona - 2.3%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 B, 0.29%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	11,300	11,300
Series 2008 C, 0.27%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	16,310	16,310
Series 2008 E, 0.35%, LOC Landesbank Baden-Wuert, VRDN (a)	12,700	12,700
(Catholic Healthcare West Proj.):
Series 2005 B, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	4,600	4,600
Series 2008 A, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	1,500	1,500
Series 2009 F, 0.29%, LOC Citibank NA, VRDN (a)	3,500	3,500
Arizona Trans. Board Excise Tax Rev. Bonds (Maricopa County Reg'l. Area Road Proj.) Series 2009, 3% 7/1/10	4,290	4,308
Phoenix Civic Impt. Corp. Series 2009, 0.36% 6/4/10, LOC Bank of America NA, CP	20,000	20,000
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	8,100	8,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.31%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	$ 4,200	$ 4,200
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BA 08 3511, 0.3% (Liquidity Facility Bank of America NA) (a)(e)	3,750	3,750
Series BC 10 21W, 0.31% (Liquidity Facility Barclays Bank PLC) (a)(e)	5,000	5,000
Series EGL 06 0141, 0.31% (Liquidity Facility Citibank NA) (a)(e)	16,500	16,500
Series EGL 06 14 Class A, 0.31% (Liquidity Facility Citibank NA) (a)(e)	11,200	11,200
Series EGL 07 0012, 0.31% (Liquidity Facility Citibank NA) (a)(e)	13,850	13,850
Series Putters 3242, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,200	4,200
Series ROC II R 10362, 0.31% (Liquidity Facility Citibank NA) (a)(e)	9,900	9,900
Series WF 09 40C, 0.3% (Liquidity Facility Wells Fargo & Co.) (a)(e)	2,745	2,745
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.31%, LOC JPMorgan Chase Bank, VRDN (a)	8,100	8,100
		161,763
Arkansas - 0.1%
Univ. of Arkansas Univ. Revs. Participating VRDN Series Solar 06 26, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	4,900	4,900
California - 2.1%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 D, 0.28%, LOC Citibank NA, VRDN (a)	5,880	5,880
California Gen. Oblig. 0.35% 5/5/10, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	12,400	12,400
California Health Facilities Fing. Auth. Rev. (Scripps Health Proj.) Series 2008 C, 0.28%, LOC Union Bank of California, VRDN (a)	1,300	1,300
California Hsg. Fin. Agcy. Rev. Series 2001 F, 0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	10,200	10,200
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series 2006 A, 0.28%, VRDN (a)	1,000	1,000
Los Angeles County Gen. Oblig. TRAN 2.5% 6/30/10	90,100	90,350
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Reg'l. Arpts. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 0.31%, LOC Societe Generale, VRDN (a)	$ 3,100	$ 3,100
Los Angeles Unified School District TRAN Series A, 2% 8/12/10	17,800	17,869
San Francisco City and County Fin. Corp. Lease Rev. (Moscone Ctr. Expansion Proj.) Series 2008 2, 0.28%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	1,250	1,250
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.32%, LOC Bank of America NA, VRDN (a)	2,100	2,100
		145,449
Colorado - 3.7%
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2008 C, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	3,345	3,345
Aurora Swr. Impt. Rev. Participating VRDN Series Solar 06 72, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	15,145	15,145
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	6,540	6,540
Colorado Health Facilities Auth. Rev.:
Participating VRDN:
Series BA 08 1088, 0.3% (Liquidity Facility Bank of America NA) (a)(e)	9,860	9,860
Series BA 08 1090, 0.3% (Liquidity Facility Bank of America NA) (a)(e)	9,400	9,400
(Boulder Cmnty. Hosp. Proj.) Series 2000, 0.29%, LOC JPMorgan Chase Bank, VRDN (a)	39,145	39,145
(Catholic Health Initiatives Proj.) Series 2004 B, 0.3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	8,400	8,400
Colorado Hsg. & Fin. Auth. Series 2002 B3, 0.25% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	4,000	4,000
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0039, 0.31% (Liquidity Facility Citibank NA) (a)(e)	17,575	17,575
Series EGL 07 0040, 0.31% (Liquidity Facility Citibank NA) (a)(e)	9,800	9,800
Colorado Springs Utils. Rev. Series 2000 A, 0.31%, VRDN (a)	73,650	73,650
Denver City & County Ctfs. of Prtn. Series A, 0.3% 6/9/10, LOC Wells Fargo Bank NA, CP	8,500	8,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (a)	$ 6,800	$ 6,800
Lowry Econ. Redev. Auth. Rev. Series 2008 A, 0.65%, LOC Compass Bank, VRDN (a)	22,110	22,110
Midcities Metropolitan District # 1 (Broomfield City & County Proj.) Series 2004 B, 0.27%, LOC BNP Paribas SA, VRDN (a)	6,190	6,190
Moffat County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	9,400	9,400
Univ. of Colorado Hosp. Auth. Rev. Series 2008 B, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	10,200	10,200
		260,060
Connecticut - 1.5%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.77% tender 5/6/10, CP mode	3,100	3,100
Connecticut Gen. Oblig. BAN:
Series 2009 B, 4% 6/1/11	8,000	8,299
Series 2010 A, 2% 5/19/11	20,500	20,832
Connecticut Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series EGL 7 05 3031, 0.3% (Liquidity Facility Citibank NA) (a)(e)	22,900	22,900
(Hartford Hosp. Proj.) Series B, 0.31%, LOC Bank of America NA, VRDN (a)	2,500	2,500
(Wesleyan Univ. Proj.) Series E, 0.28% (Liquidity Facility Bank of America NA), VRDN (a)	1,800	1,800
Connecticut Hsg. Fin. Auth.:
(CIL Realty, Inc. Proj.) Series 2008, 0.27%, LOC HSBC Bank USA, NA, VRDN (a)	4,570	4,570
(Hsg. Mtg. Fin. Prog.) Series 2005 D4, 0.33% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)	10,000	10,000
Danbury Gen. Oblig. BAN Series 2009, 2% 7/29/10	21,300	21,381
Fairfield Gen. Oblig. BAN 1.5% 7/23/10	5,790	5,804
		101,186
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.45%, VRDN (a)	3,500	3,500
Series 1999 A, 0.4%, VRDN (a)	2,800	2,800
		6,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - 2.2%
District of Columbia Gen. Oblig. Series 2008 C, 0.3%, LOC TD Banknorth, NA, VRDN (a)	$ 7,900	$ 7,900
District of Columbia Rev.:
Bonds (Nat'l. Academy of Sciences Proj.) 0.37% tender 7/7/10, LOC Bank of America NA, CP mode	11,200	11,200
(American Society for Microbiology Proj.) Series 1999 A, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	12,145	12,145
(Howard Univ. Proj.) Series 2006 B, 0.28%, LOC Bank of America NA, VRDN (a)	16,020	16,020
(Medlantic/Helix Proj.):
Series 1998 A Tranche II, 0.3%, LOC Bank of America NA, VRDN (a)	15,200	15,200
Series 1998 A Tranche III, 0.3%, LOC Bank of America NA, VRDN (a)	3,500	3,500
(The AARP Foundation Proj.) Series 2004, 0.33%, LOC Bank of America NA, VRDN (a)	1,450	1,450
(The Pew Charitable Trust Proj.) Series 2008 A, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	31,500	31,500
(The Phillips Collection Issue Proj.) Series 2003, 0.33%, LOC Bank of America NA, VRDN (a)	5,210	5,210
(Washington Drama Society, Inc. Proj.) Series 2008, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	13,900	13,900
District of Columbia Univ. Rev.:
(American Univ. Proj.) Series 2006 B, 0.33%, LOC Bank of America NA, VRDN (a)	25,960	25,960
(Georgetown Univ. Proj.):
Series 2007 B1, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	1,500	1,500
Series 2007 C1, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	1,270	1,270
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2009 D1, 0.32%, LOC Bank of America NA, VRDN (a)	6,000	6,000
		152,755
Florida - 9.5%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.):
Series 2008 A, 0.25% tender 5/17/10, LOC Bank of America NA, CP mode	25,000	25,000
Series 2008 B, 0.26% tender 6/8/10, LOC Bank of America NA, CP mode	13,800	13,800
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.3%, LOC Freddie Mac, VRDN (a)	5,940	5,940
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 0.33%, LOC Bank of America NA, VRDN (a)	$ 2,900	$ 2,900
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Bonds Series 2009 A, 2.5% 6/1/10	8,720	8,735
Participating VRDN:
Series BBT 08 16, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	10,800	10,800
Series EGL 07 0049, 0.31% (Liquidity Facility Citibank NA) (a)(e)	29,585	29,585
Series MS 3059, 0.33% (Liquidity Facility Morgan Stanley) (a)(e)	5,615	5,615
Florida Dept. of Trans. Rev. Bonds Series 2007, 4.5% 7/1/10	2,340	2,355
Florida Dept. of Trans. Tpk. Rev.:
Bonds Series 2008 A, 5% 7/1/10	6,560	6,608
Participating VRDN:
Series Putters 2514, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	9,040	9,040
Series Putters 2539, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,115	7,115
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.33% (Liquidity Facility Wells Fargo & Co.) (a)(e)	2,860	2,860
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Tuscany Pointe Apts. Proj.) Series 2005 D, 0.3%, LOC Fannie Mae, VRDN (a)	850	850
(Victoria Park Apts. Proj.) Series 2002 J, 0.3%, LOC Fannie Mae, VRDN (a)	4,460	4,460
Florida Muni. Ln. Council Rev. Participating VRDN Series Solar 06 81, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	9,420	9,420
Fort Myers Util. Sys. Rev. Participating VRDN Series Solar 06 53, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	12,700	12,700
Gainesville Utils. Sys. Rev. Series 2008 B, 0.27% (Liquidity Facility Bank of New York, New York), VRDN (a)	12,965	12,965
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2003 C, 0.28%, VRDN (a)	10,000	10,000
Series 2007 A1, 0.28%, VRDN (a)	33,500	33,500
(Adventist Health Sys./Sunbelt, Inc. Accounts Receivable Prog.) Series 2009 A, 0.28%, LOC Fed. Home Ln. Bank Atlanta, VRDN (a)	17,390	17,390
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2005 I, 0.28%, VRDN (a)	44,600	44,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Jacksonville Econ. Dev. Commission Rev. (YMCA of Florida's First Coast Proj.) 0.33%, LOC Bank of America NA, VRDN (a)	$ 7,460	$ 7,460
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Bonds:
Series F, 0.25% tender 5/20/10 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	33,400	33,400
Series Three 2009 A, 4% 10/1/10	5,460	5,540
Series Three 2008 B4, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	21,890	21,890
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.) Series 2007 B, 0.29%, LOC Branch Banking & Trust Co., VRDN (a)	5,400	5,400
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Augustine Apts. Proj.) 0.3%, LOC Fannie Mae, VRDN (a)	3,300	3,300
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.):
Series 1992, 0.75% tender 5/3/10, CP mode	6,200	6,200
Series 1994, 0.75% tender 5/3/10, CP mode	9,260	9,260
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 17 Issue 2, 5.25% 10/1/10	6,970	7,114
Miami-Dade County Indl. Dev. Auth. Rev. (The Cushman School, Inc. Proj.) Series 2002, 0.45%, LOC Bank of America NA, VRDN (a)	3,105	3,105
Orange County Edl. Facilities Auth. Ed. Rev. (Rollins College Proj.) Series 2008, 0.33%, LOC Bank of America NA, VRDN (a)	3,625	3,625
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Obligated Group Proj.) 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	8,550	8,550
(Presbyterian Retirement Cmnty., Inc. Proj.) Series 2006 A, 0.29%, LOC Branch Banking & Trust Co., VRDN (a)	5,300	5,300
(The Nemours Foundation Proj.) Series 2009 C2, 0.28%, VRDN (a)	4,000	4,000
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.35%, LOC Bank of America NA, VRDN (a)	6,085	6,085
Orlando & Orange County Expressway Auth. Rev. Series 2008 B1, 0.33%, LOC Bank of America NA, VRDN (a)	6,825	6,825
Orlando Utils. Commission Util. Sys. Rev. Series 2008, 0.3% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), VRDN (a)	32,500	32,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 0.36%, LOC Northern Trust Co., Chicago, VRDN (a)	$ 6,500	$ 6,500
(Morse Oblig. Group Proj.) Series 2003, 0.3%, LOC TD Banknorth, NA, VRDN (a)	16,800	16,800
(Planned Parenthood Proj.) Series 2002, 0.36%, LOC Northern Trust Co., Chicago, VRDN (a)	2,700	2,700
(Raymond F Kravis Ctr. Proj.) Series 2002, 0.3%, LOC Northern Trust Co., Chicago, VRDN (a)	7,850	7,850
Panama City Beach Participating VRDN Series Solar 2006 129, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	8,995	8,995
Pasco County School Board Ctfs. of Prtn.:
Series 2008 A, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	26,390	26,390
Series 2008 C, 0.33%, LOC Bank of America NA, VRDN (a)	14,100	14,100
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A3, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	8,875	8,875
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	5,150	5,150
Pinellas County School District TAN Series 2009, 1.5% 6/30/10	12,600	12,623
Saint Petersburg Health Facilities Auth. Rev.:
(All Children's Hosp. Proj.):
Series 2005 A1, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	11,610	11,610
Series 2005 A2, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	6,300	6,300
Series 2005 B1, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	14,740	14,740
Series 2005 B2, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	9,235	9,235
(Presbyterian Retirement Cmntys. Proj.) Series 2009, 0.29%, LOC Branch Banking & Trust Co., VRDN (a)	6,600	6,600
Seminole County School District TAN Series 2009, 1.75% 9/23/10	18,000	18,090
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series BA 07 1030, 0.3% (Liquidity Facility Bank of America NA) (a)(e)	14,525	14,525
Series Putters 2473, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,035	1,035
Series Putters 3290, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Sunshine State Govt. Fing. Commission Rev. Series L, 0.4% 5/4/10, LOC Dexia Cr. Local de France, CP	$ 13,800	$ 13,800
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Participating VRDN Series Putters 3324, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,500	2,500
		658,210
Georgia - 3.3%
Atlanta Tax Allocation (Westside Proj.) Series 2008, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	10,900	10,900
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.25%, VRDN (a)	8,200	8,200
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Proj.) 0.3% tender 5/3/10, CP mode	23,000	23,000
Clarke County Hosp. Auth. Rev. Participating VRDN Series Solar 07 31, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	16,600	16,600
Cobb County Dev. Auth. Rev. (Presbyterian Village, Austell, Inc. Obligated Group Proj.) Series 2004 B, 0.31%, LOC Branch Banking & Trust Co., VRDN (a)	3,000	3,000
Cobb County Hsg. Auth. Multi-family Hsg. Rev. 0.27%, LOC Bank of America NA, VRDN (a)	18,475	18,475
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.3%, LOC Bank of America NA, VRDN (a)	7,500	7,500
Fulton County Dev. Auth.:
Participating VRDN Series Solar 07 72, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	11,595	11,595
(Mount Vernon Presbyterian School Proj.) Series 2005, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	5,400	5,400
(Pace Academy, Inc. Proj.) Series 2008, 0.33%, LOC Bank of America NA, VRDN (a)	12,900	12,900
Fulton County Residential Care Facilities (Lenbrook Proj.) Series 2008 C, 0.29%, LOC Bank of Scotland PLC, VRDN (a)	5,300	5,300
Georgia Gen. Oblig. Participating VRDN Series Clipper 07 53, 0.3% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	9,995	9,995
Gwinnet County Hosp. Auth. Rev. (Gwinnett Hosp. Sys., Inc. Proj.) Series 2009 A, 0.3%, LOC Fed. Home Ln. Bank Atlanta, VRDN (a)	17,350	17,350
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN Series Solar 08 0001, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	10,290	10,290
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.):
First Series 2009, 0.25%, VRDN (a)	$ 29,000	$ 29,000
Second Series 2009, 0.25%, VRDN (a)	6,400	6,400
Muni. Elec. Auth. of Georgia BAN:
(Plant Vogtle Additional Units Non-PPA Proj.) Series 2009 A, 1.25% 5/7/10	9,800	9,801
(Plant Vogtle Additional Units PPA-2 Proj.) Series 2009 A, 2% 6/21/10	12,755	12,782
Thomasville Hosp. Auth. Rev. (Archbold Memorial Hosp. Proj.):
Series 2009 A, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	4,000	4,000
Series 2009 B, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	4,100	4,100
		226,588
Hawaii - 0.2%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queen's Health Sys. Proj.) Series 2009 B, 0.31%, LOC Bank of America NA, VRDN (a)	10,000	10,000
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.31%, LOC Freddie Mac, VRDN (a)	5,200	5,200
		15,200
Illinois - 5.7%
Bridgeview Gen. Oblig. Subseries 2008 A1, 0.3%, LOC Northern Trust Co., Chicago, VRDN (a)	17,500	17,500
Chicago Board of Ed. Series 2009 A1, 0.31%, LOC Harris NA, VRDN (a)	10,000	10,000
Chicago Gen. Oblig. Participating VRDN Series Solar 06 38, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	2,500	2,500
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN:
Series BBT 08 60, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	4,385	4,385
Series Solar 06 75, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	7,495	7,495
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 C, 0.34%, LOC Landesbank Baden-Wuert, VRDN (a)	11,600	11,600
Chicago Wtr. Rev.:
Series 2004 A1, 0.29%, LOC California Pub. Employees' Retirement Sys., VRDN (a)	19,865	19,865
Series 2004 A2, 0.29%, LOC California Pub. Employees' Retirement Sys., VRDN (a)	34,515	34,515
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Wtr. Rev.: - continued
Series 2004 A3, 0.3%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	$ 8,395	$ 8,395
DuPage County Rev. (Morton Arboretum Proj.) 0.33%, LOC Bank of America NA, VRDN (a)	6,200	6,200
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 0.31%, LOC Harris NA, VRDN (a)	3,000	3,000
Illinois Edl. Facilities Auth. Revs.:
Participating VRDN Series ROC II R 12278, 0.3% (Liquidity Facility Citibank NA) (a)(e)	5,200	5,200
(Elmhurst College Proj.) Series 2003, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	2,175	2,175
Illinois Fin. Auth. Rev.:
Participating VRDN:
Series BA 08 1205, 0.3% (Liquidity Facility Bank of America NA) (a)(e)	4,165	4,165
Series EGL 06 118, Class A, 0.3% (Liquidity Facility Citibank NA) (a)(e)	9,450	9,450
Series Putters 3288Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,000	3,000
(Alexian Brothers Health Sys. Proj.) Series 2004, 0.31%, LOC JPMorgan Chase Bank, VRDN (a)	34,800	34,800
(Chicago Historical Society Proj.) Series 2006, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	30,175	30,175
(Children's Memorial Hosp. Proj.) Series 2008 D, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	22,300	22,300
(Little Co. of Mary Hosp. Proj.):
Series 2008 A, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	4,775	4,775
Series 2008 B, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	23,865	23,865
(Museum of Science & Industry Proj.) Series 2009 C, 0.32%, LOC Harris NA, VRDN (a)	5,500	5,500
(Northwest Cmnty. Hosp. Proj.):
Series 2008 B, 0.26%, LOC Wells Fargo Bank NA, VRDN (a)	5,500	5,500
Series 2008 C, 0.26%, LOC Wells Fargo Bank NA, VRDN (a)	7,000	7,000
(OSF Healthcare Sys. Proj.) Series 2009 C, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	13,000	13,000
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.29%, LOC Northern Trust Co., Chicago, VRDN (a)	3,600	3,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2008, 0.3%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	$ 6,580	$ 6,580
(The Art Institute of Chicago Proj.):
Series 2009 B1, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	5,000	5,000
Series 2009 B2, 0.3%, LOC Northern Trust Co., Chicago, VRDN (a)	2,600	2,600
(Trinity Int'l. Univ. Proj.) Series 2009, 0.3%, LOC Fed. Home Ln. Bank Chicago, VRDN (a)	10,000	10,000
Illinois Health Facilities Auth. Rev.:
Bonds:
(Advocate Health Care Network Proj.) Series 2000, 6.25% 11/15/12 (Pre-Refunded to 11/15/10 @ 100) (d)	4,425	4,564
(Passavant Memorial Area Hosp. Assoc. Proj.) Series 2001, 5.65% 10/1/16 (Pre-Refunded to 10/1/10 @ 101) (d)	4,850	5,002
(Evanston Hosp. Proj.) Series 1996, 0.29% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	13,500	13,500
Illinois Reg'l. Trans. Auth. Participating VRDN Series GS 06 40TP, 0.3% (Liquidity Facility Wells Fargo & Co.) (a)(e)	3,430	3,430
Lisle Village Multi-family Hsg. Rev. (Four Lakes Phase V-Lisle) Series 1996, 0.32%, LOC Bank of America NA, VRDN (a)	12,500	12,500
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 0.46%, LOC Bank of America NA, VRDN (a)	4,875	4,875
Metropolitan Wtr. Reclamation District of Greater Chicago Participating VRDN Series Clipper 07 12, 0.33% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	10,350	10,350
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2004, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	4,000	4,000
Univ. of Illinois Rev.:
(Health Svcs. Facilities Sys. Proj.) Series 1997 B, 0.35%, LOC Landesbank Hessen-Thuringen, VRDN (a)	900	900
(UIC South Campus Dev. Proj.) Series 2008, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	9,500	9,500
		392,761
Indiana - 2.8%
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.31%, LOC JPMorgan Chase Bank, VRDN (a)	18,280	18,280
Hamilton Southeastern Indiana Consolidated School Bldg. Corp. Participating VRDN Series Solar 07 06, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	11,520	11,520
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Dev. Fin. Auth. Envir. Rev. Series 2005, 0.28%, LOC Royal Bank of Scotland PLC, VRDN (a)	$ 12,000	$ 12,000
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	4,000	4,000
Indiana Edl. Facilities Auth. Rev.:
(Franklin College Proj.) Series 2003, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	8,600	8,600
(Hanover College Proj.) Series 2004 B, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	2,365	2,365
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 D, 0.3%, LOC Bank of America NA, VRDN (a)	11,500	11,500
Series 2008 G, 0.27%, LOC Bank of New York, New York, VRDN (a)	15,750	15,750
Series 2008 J, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	9,900	9,900
Indiana Fin. Auth. Rev.:
Bonds:
(Ascension Health Proj.) Series 2008 E7, 0.33%, tender 6/15/10 (a)	6,490	6,490
(Ascension Health Sr. Cr. Group Proj.) Series 2008 E4, 0.39%, tender 5/17/10 (a)	8,000	8,000
Participating VRDN:
Series BBT 08 12, 0.3% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	11,810	11,810
Series Putters 3634, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	8,000	8,000
(Columbus Reg'l. Hosp. Proj.) Series 2009 A, 0.29%, LOC Nat'l. City Bank Cleveland, VRDN (a)	7,545	7,545
Indiana Health & Edl. Facilities Fing. Auth. Rev.:
Participating VRDN Series Solar 07 63, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	15,400	15,400
(Clarion Health Obligated Group Proj.):
Series 2005 C, 0.29%, LOC Branch Banking & Trust Co., VRDN (a)	26,900	26,900
Series 2005 D, 0.29%, LOC Branch Banking & Trust Co., VRDN (a)	3,180	3,180
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.):
Series 2000, 0.33%, LOC Bank of America NA, VRDN (a)	4,945	4,945
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.): - continued
Series 2006, 0.33%, LOC Bank of America NA, VRDN (a)	$ 5,000	$ 5,000
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,800	4,800
		195,985
Iowa - 0.7%
Des Moines Metropolitan Wastewtr. Reclamation Auth. Swr. Rev. Participating VRDN Series Solar 06 84, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	6,420	6,420
Iowa Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2000 D, 0.29%, VRDN (a)	40,400	40,400
		46,820
Kansas - 0.1%
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN Series 2010 I, 0.625% 3/1/11	9,500	9,509
Kentucky - 0.3%
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	18,185	18,185
Louisiana - 2.8%
Ascension Parish Indl. Dev. Board Rev. (IMTT-Geismar Proj.) Series 2007, 0.3%, LOC Fed. Home Ln. Bank Atlanta, VRDN (a)	17,000	17,000
Louisiana Gas & Fuel Tax Rev.:
Participating VRDN Series Solar 06 133, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	3,370	3,370
Series 2009 A1, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	8,000	8,000
Louisiana Gen. Oblig. Series 2008 A, 0.28%, LOC BNP Paribas SA, VRDN (a)	60,600	60,600
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	12,375	12,375
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. (Celtic Mgmt. Corp. Proj.) Series 2008, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	10,000	10,000
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.):
Series 2005 B, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	30,000	30,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.): - continued
Series 2008 A, 0.31%, LOC JPMorgan Chase Bank, VRDN (a)	$ 9,000	$ 9,000
Louisiana Pub. Facilities Auth. Rev.:
(C-Port LLC Proj.) Series 2008, 0.33%, LOC Bank of America NA, VRDN (a)	6,000	6,000
(Christus Health Proj.) Series 2009 B3, 0.27%, LOC Bank of New York, New York, VRDN (a)	4,000	4,000
(CommCare Corp. Proj.) Series 2008 A, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	4,400	4,400
(Int'l.-Matex Tank Terminals Proj.) Series 2007, 0.3%, LOC Fed. Home Ln. Bank Atlanta, VRDN (a)	20,000	20,000
Saint James Parish Poll. Cont. Rev. Bonds (Texaco Proj.) Series 1988 B, 0.26% tender 5/3/10, CP mode	11,915	11,915
		196,660
Maine - 0.1%
Maine Health Student Finl. Auth. Participating VRDN Series Solar 06 122, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	7,960	7,960
Maryland - 2.5%
Anne Arundel County Gen. Oblig. Participating VRDN Series BBT 08 10, 0.3% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	13,750	13,750
Maryland Econ. Dev. Auth. Rev. (Associated Projs.) Series A, 0.33%, LOC Bank of America NA, VRDN (a)	2,825	2,825
Maryland Econ. Dev. Corp. Rev. (Constellation Energy Group, Inc. Proj.) Series 2006 A, 0.31%, LOC Wells Fargo Bank NA, VRDN (a)	6,750	6,750
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series BBT 08 46, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	3,835	3,835
(Adventist Healthcare Proj.) Series 2005 A, 0.3%, LOC Bank of America NA, VRDN (a)	3,000	3,000
(Mercy Med. Ctr. Proj.):
Series 2007 B, 0.32%, LOC Bank of America NA, VRDN (a)	3,900	3,900
Series 2007 C, 0.31%, LOC Bank of America NA, VRDN (a)	34,495	34,495
Series 2007 D, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	18,100	18,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 A, 0.4%, LOC Citizens Bank of Pennsylvania, VRDN (a)	$ 14,200	$ 14,200
Series 2008 B, 0.29%, LOC Bank of America NA, VRDN (a)	1,500	1,500
Series 2008 C, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	17,000	17,000
(Villa Julie College, Inc. Proj.) Series 2005, 0.31%, LOC Bank of America NA, VRDN (a)	18,460	18,460
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2003 A, 0.3%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	10,570	10,570
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.33%, LOC Bank of America NA, VRDN (a)	4,830	4,830
Montgomery County Gen. Oblig. Series 2006 A, 0.35% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	3,900	3,900
Montgomery County Hsg. Opportunities Commission Series 2002 C, 0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	7,965	7,965
Prince George's County Rev. (Collington Episcopal Proj.) Series 2006 A, 0.3%, LOC Bank of America NA, VRDN (a)	9,470	9,470
		174,550
Massachusetts - 1.6%
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Participating VRDN:
Series DC 8030, 0.35% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	10,000	10,000
Series PT 4368, 0.29% (Liquidity Facility Wells Fargo & Co.) (a)(e)	5,000	5,000
Series 2008 A1, 0.32% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,500	1,500
Series 2008 A2, 0.27% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	10,900	10,900
Massachusetts Gen. Oblig.:
(Central Artery Proj.) Series 2000 A, 0.3% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	3,845	3,845
Series 2001 C, 0.28% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	13,300	13,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN Series ROC II R 10416, 0.31% (Liquidity Facility Citibank NA) (a)(e)	$ 22,750	$ 22,750
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.72% tender 5/5/10, CP mode	8,000	8,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 07 0031, 0.31% (Liquidity Facility Citibank NA) (a)(e)	13,000	13,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 C, 0.3% (Liquidity Facility Bayerische Landesbank), VRDN (a)	24,400	24,400
		112,695
Michigan - 2.0%
Eastern Michigan Univ. Revs. Series 2009 A, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	4,000	4,000
Farmington Hills Hosp. Fin. Auth. Hosp. Rev. (Botsford Gen. Hosp. Proj.) Series 2008 A, 0.28%, LOC U.S. Bank NA, Minnesota, VRDN (a)	1,000	1,000
Grand Valley Michigan State Univ. Rev. Series 2005, 0.28%, LOC Nat'l. City Bank Cleveland, VRDN (a)	9,840	9,840
Michigan Hosp. Fin. Auth. Rev.:
Bonds (Trinity Health Sys. Proj.) Series 2008 C, 0.27% tender 7/8/10, CP mode	20,000	20,000
Participating VRDN Series ROC II R 11676, 0.31% (Liquidity Facility Citibank NA) (a)(e)	2,650	2,650
(Munising Memorial Hosp. Assoc. Proj.) Series 2006, 0.35%, LOC Banco Santander SA, VRDN (a)	6,200	6,200
(Trinity Health Sys. Proj.) Series 2005 E, 0.25%, VRDN (a)	17,750	17,750
Michigan Strategic Fund Ltd. Oblig. Rev. (Van Andel Research Institute Proj.) Series 2008, 0.3%, LOC Bank of America NA, VRDN (a)	75,000	75,000
		136,440
Minnesota - 0.5%
Bloomington Sr. Hsg. Rev. (Presbyterian Homes Proj.) Series 2008, 0.27%, LOC Freddie Mac, VRDN (a)	5,000	5,000
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.3%, LOC Fannie Mae, VRDN (a)	2,550	2,550
Robbinsdale Gen. Oblig. (North Memorial Health Care Proj.) Series 2008 A1, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Saint Cloud Health Care Rev. (CentraCare Health Sys. Proj.) Series 2009 A, 0.25%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	$ 13,025	$ 13,025
Univ. of Minnesota Series 2001 C, 0.35% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	8,605	8,605
		34,180
Mississippi - 1.1%
Mississippi Dev. Bank Spl. Oblig.:
Bonds Series Solar 06 0153, 0.3%, tender 5/7/10 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	6,055	6,055
(East Mississippi Correctional Facility Proj.) Series 2008 B, 0.33%, LOC Bank of America NA, VRDN (a)	32,000	32,000
(Harrison County Proj.) Series 2008 A2, 0.33%, LOC Bank of America NA, VRDN (a)	13,525	13,525
Mississippi Gen. Oblig. 0.3% (Liquidity Facility Bank of America NA), VRDN (a)	24,100	24,100
		75,680
Missouri - 0.8%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. (MetroLink Cross County Extension Proj.) Series 2005 A, 0.31%, LOC JPMorgan Chase Bank, VRDN (a)	8,400	8,400
Curators of the Univ. of Missouri BAN Series 2009 A, 2% 6/30/10	10,000	10,025
Kansas City Indl. Dev. Auth. (Ewing Marion Kauffman Foundation Prog.) 0.29%, VRDN (a)	1,260	1,260
Kansas City Indl. Dev. Auth. Student Hsg. Facilities Rev. (Oak Street West Proj.) Series 2006, 0.3%, LOC Bank of America NA, VRDN (a)	5,050	5,050
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
Bonds (Cox Health Proj.) Series B, 0.28% tender 7/7/10, LOC Bank of Nova Scotia New York Branch, CP mode	13,000	13,000
(BJC Health Sys. Proj.) Series 2008 C, 0.25%, VRDN (a)	2,000	2,000
(SSM Health Care Sys. Proj.) Series 2005 A1, 0.3%, LOC Bank of America NA, VRDN (a)	2,600	2,600
Missouri Health & Edl. Facilities Auth. Rev. (Lutheran Sr. Svcs. Proj.) Series 2008, 0.29%, LOC U.S. Bank NA, Minnesota, VRDN (a)	14,000	14,000
		56,335
Nebraska - 1.1%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.3% (Liquidity Facility Royal Bank of Canada), VRDN (a)	16,100	16,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Lincoln Elec. Sys. Rev. Series 2005, 0.25% 5/5/10, CP	$ 28,000	$ 28,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2008 G, 0.25% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)	10,785	10,785
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series BBT 2060, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	23,030	23,030
		77,915
Nevada - 1.7%
Clark County Arpt. Rev.:
Series 2008 D2, 0.34%, LOC Landesbank Baden-Wuert, VRDN (a)	24,900	24,900
Series 2008 D3, 0.35%, LOC Bayerische Landesbank, VRDN (a)	17,715	17,715
Clark County Fuel Tax:
Participating VRDN Series ROC II R 11507, 0.31% (Liquidity Facility Citibank NA) (a)(e)	4,500	4,500
Series 2008 A:
0.27% 5/6/10, LOC California Teachers Retirement Sys., LOC State Street Bank & Trust Co., Boston, CP	4,300	4,300
0.27% 6/9/10, LOC BNP Paribas SA, CP	2,350	2,350
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2009 A, 0.31%, LOC JPMorgan Chase Bank, VRDN (a)	2,000	2,000
Clark County Wtr. Reclamation District Participating VRDN Series Putters 3366Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,085	6,085
Las Vegas New Convention & Visitors Auth. Rev. Series 2006 B, 0.25% 6/15/10, LOC Bank of Nova Scotia New York Branch, LOC Fortis Banque SA, CP	16,000	16,000
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2006 B, 0.35% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	5,055	5,055
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2009 A, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	28,540	28,540
Series 2009 B, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	8,970	8,970
		120,415
New Hampshire - 0.1%
New Hampshire Health & Ed. Facilities Auth. Rev. (Exeter Hosp. Obligated Group Proj.) Series 2001 B, 0.35%, LOC Bank of America NA, VRDN (a)	7,365	7,365
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Jersey - 1.1%
Essex County Gen. Oblig. TAN Series 2010 A, 0.75% 8/26/10	$ 9,000	$ 9,013
New Jersey Gen. Oblig. TRAN Series 2010 B, 2.5% 6/24/10	56,400	56,563
Union County Gen. Oblig. BAN 1.75% 7/1/10	11,500	11,523
		77,099
New Mexico - 1.0%
New Mexico Fin. Auth. Trans. Rev.:
Series 2008 A1, 0.26%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	6,200	6,200
Series 2008 B1, 0.26%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	32,940	32,940
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.3% (Liquidity Facility Royal Bank of Canada), VRDN (a)	28,700	28,700
		67,840
New York - 4.3%
Liberty Dev. Corp. Rev. (377 Greenwich LLC Proj.) Series 2004, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	1,600	1,600
New York City Gen. Oblig.:
Participating VRDN Series Solar 07 91, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	10,050	10,050
Series 2006 I4, 0.29%, LOC Bank of New York, New York, VRDN (a)	4,000	4,000
Series 2008 J10, 0.27% (Liquidity Facility BNP Paribas SA), VRDN (a)	30,000	30,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.3%, LOC RBS Citizens NA, VRDN (a)	19,000	19,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN Series ROC II R 10381, 0.31% (Liquidity Facility Citibank NA) (a)(e)	6,105	6,105
Series 7, 0.3% 5/3/10, CP	11,300	11,300
Series 8, 0.3% 5/13/10, CP	13,200	13,200
New York City Transitional Fin. Auth. Rev. Series 2001 A, 0.31% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	26,150	26,150
New York Dorm. Auth. Revs.:
Participating VRDN:
Series EGL 06 47 Class A, 0.31% (Liquidity Facility Citibank NA) (a)(e)	13,500	13,500
Series ROC II R 11735, 0.31% (Liquidity Facility Citibank NA) (a)(e)	10,395	10,395
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(The Culinary Institute of America Proj.) Series 2004 C, 0.29%, LOC TD Banknorth, NA, VRDN (a)	$ 12,800	$ 12,800
New York Hsg. Fin. Agcy. Rev.:
(505 West 37th Street Proj.) Series 2009 B, 0.3%, LOC Landesbank Hessen-Thuringen, VRDN (a)	4,800	4,800
(MF Associates Proj.) Series 1991, 0.31%, LOC Landesbank Hessen-Thuringen, VRDN (a)	54,900	54,900
(Taconic West 17th St. Proj.) Series 2009 A, 0.31%, LOC Fannie Mae, VRDN (a)	15,000	15,000
New York Hsg. Fin. Svc. Contract Rev. Series 2003 L, 0.29%, LOC Bank of America NA, VRDN (a)	4,130	4,130
New York Metropolitan Trans. Auth. Rev.:
Series A, 0.3% 6/14/10, LOC ABN-AMRO Bank NV, CP	20,000	20,000
Series C, 0.35% 5/4/10, LOC ABN-AMRO Bank NV, CP	4,600	4,600
New York Thruway Auth. Gen. Rev. Participating VRDN Series Solar 06 17, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	15,000	15,000
New York Urban Dev. Corp. Rev.:
Series 2008 A1, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	3,000	3,000
Series 2008 A5, 0.25%, LOC TD Banknorth, NA, VRDN (a)	16,800	16,800
		296,330
North Carolina - 4.1%
Charlotte Gen. Oblig. Participating VRDN Series BC 09 36B, 0.31% (Liquidity Facility Barclays Bank PLC) (a)(e)	10,960	10,960
Charlotte Int'l. Arpt. Rev.:
(Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.32%, LOC Bank of America NA, VRDN (a)	2,700	2,700
Series 2010 C, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	6,200	6,200
Charlotte Wtr. & Swr. Sys. Rev.:
Participating VRDN Series Putters 3443, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,150	6,150
Series 2002 B, 0.3% (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	17,200	17,200
Series 2006 B, 0.3% (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	15,000	15,000
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.32% (Liquidity Facility Bank of America NA), VRDN (a)	6,620	6,620
Guilford County Gen. Oblig. Series 2007 B, 0.29% (Liquidity Facility Branch Banking & Trust Co.), VRDN (a)	2,700	2,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
New Hanover County Hosp. Rev. (New Hanover Reg'l. Med. Ctr. Proj.) Series 2008 B, 0.31%, LOC RBC Centura Bank, Rocky Mount, VRDN (a)	$ 4,400	$ 4,400
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series 2005 A, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	6,875	6,875
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Campbell Univ. Proj.) Series 2009, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	5,925	5,925
(High Point Univ. Rev.) Series 2006, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	10,085	10,085
North Carolina Cap. Facilities Fin. Agcy. Exempt Facilities Rev. (Republic Svcs., Inc. Proj.):
Series 2004, 0.31%, LOC Bank of America NA, VRDN (a)	12,500	12,500
Series 2007, 0.31%, LOC Bank of America NA, VRDN (a)	5,000	5,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 0139, 0.31% (Liquidity Facility Citibank NA) (a)(e)	2,800	2,800
Series EGL 07 0015, 0.31% (Liquidity Facility Citibank NA) (a)(e)	10,890	10,890
Series Putters 3331, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,995	4,995
North Carolina Edl. Facilities Fin. Agcy. Rev.:
(Providence Day School Proj.) Series 1999, 0.33%, LOC Bank of America NA, VRDN (a)	9,280	9,280
(Queens College Proj.) Series 1999 B, 0.3%, LOC Bank of America NA, VRDN (a)	1,100	1,100
North Carolina Gen. Oblig. Series 2002 D, 0.31% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	4,200	4,200
North Carolina Med. Care Commission Health Care Facilities Rev.:
Participating VRDN Series ROC II R 11849, 0.3% (Liquidity Facility Citibank NA) (a)(e)	2,540	2,540
(Deerfield Episcopal Retirement Cmnty. Proj.) Series 2008 B, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	10,000	10,000
(Friends Homes, Inc. Proj.) Series 2003, 0.32%, LOC Bank of America NA, VRDN (a)	4,800	4,800
(Univ. Health Systems of Eastern Carolina):
Series 2008 A1, 0.3%, LOC Bank of America NA, VRDN (a)	2,730	2,730
Series 2008 A2, 0.32%, LOC Bank of America NA, VRDN (a)	5,860	5,860
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Health Care Facilities Rev.: - continued
(Univ. Health Systems of Eastern Carolina):
Series 2008 B1, 0.28%, LOC Branch Banking & Trust Co., VRDN (a)	$ 8,555	$ 8,555
(Wake Forest Univ. Proj.) Series 2008 C, 0.33%, LOC Bank of America NA, VRDN (a)	5,810	5,810
(Watauga Med. Ctr. Proj.) Series 2005, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	1,335	1,335
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.):
Series 2003 A, 0.3%, LOC Bank of America NA, VRDN (a)	20,275	20,275
Series 2003 B, 0.3%, LOC Bank of America NA, VRDN (a)	19,600	19,600
Piedmont Triad Arpt. Auth. Series 2008 A, 0.33%, LOC Branch Banking & Trust Co., VRDN (a)	6,200	6,200
Sampson County Gen. Oblig. Ctfs. of Prtn. Bonds Series Solar 06 0160, 0.29%, tender 5/7/10 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	2,500	2,500
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN:
Series BA 08 1085, 0.3% (Liquidity Facility Bank of America NA) (a)(e)	6,900	6,900
Series BBT 08 19, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	25,725	25,725
Series EGL 05 3014 Class A, 0.31% (Liquidity Facility Citibank NA) (a)(e)	7,700	7,700
Wake County Gen. Oblig. Series 2003 C, 0.31% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	6,710	6,710
		282,820
Ohio - 2.2%
Akron Bath Copley Hosp. District Rev. Series B, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	5,200	5,200
Franklin County Health Care Facilities Rev. (Presbyterian Retirement Svcs. Proj.) Series 2005 B, 0.29%, LOC Nat'l. City Bank Cleveland, VRDN (a)	14,385	14,385
Franklin County Hosp. Rev. (OhioHealth Corp. Proj.) Series D, 0.28%, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,000	3,000
Fulton County Gen. Oblig. Rev. (Fulton County Health Ctr. Proj.) Series 2005, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	9,760	9,760
Hamilton County Hosp. Facilities Rev. (Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 A, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	7,860	7,860
Hudson City Gen. Oblig. BAN Series 2009, 2% 10/6/10	6,150	6,187
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 A, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	$ 28,500	$ 28,500
Lancaster Port Auth. Gas Rev. 0.3% (Liquidity Facility Royal Bank of Canada), VRDN (a)	6,635	6,635
Miamisburg City School District BAN (School Facilities Construction and Impt. Proj.) Series 2009, 2% 7/22/10	6,300	6,317
Middletown Dev. Rev. (Bishop Fenwick High School Proj.) 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	3,800	3,800
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.) Series A, 0.4%, VRDN (a)	4,300	4,300
(Ohio Valley Elec. Corp. Proj.):
Series 2009 A, 0.28%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	5,900	5,900
Series 2009 B, 0.28%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	2,500	2,500
Ohio Gen. Oblig.:
Participating VRDN Series BBT 3, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	5,730	5,730
(Infrastructure Impt. Proj.) Series 2003 B, 0.3%, VRDN (a)	2,900	2,900
Ohio Gen. Oblig. Rev. Bonds (Major New State Infrastructure Proj.) Series 2002-1, 5% 6/15/10	2,510	2,524
Ohio Higher Edl. Facility Commission Rev.:
Bonds (Cleveland Clinic Proj.) Series 2008 B6, 0.27% tender 6/3/10, CP mode	10,000	10,000
(Antioch Univ. Proj.) 0.3%, LOC Nat'l. City Bank Cleveland, VRDN (a)	5,095	5,095
(Ohio Northern Univ. Proj.) Series 2008 A, 0.33%, LOC JPMorgan Chase Bank, VRDN (a)	10,000	10,000
(Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.44%, LOC RBS Citizens NA, VRDN (a)	10,300	10,300
Olentangy Local School District Participating VRDN Series Solar 07-7, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	4,865	4,865
		155,758
Oklahoma - 0.4%
Oklahoma Dev. Fin. Auth. Continuing Care Retirement Cmnty. Rev. (Inverness Village Proj.) Series 2007 A, 0.32%, LOC KBC Bank NV, VRDN (a)	15,615	15,615
Univ. Hospitals Trust Rev. Series 2005 A, 0.33%, LOC Bank of America NA, VRDN (a)	10,250	10,250
		25,865
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - 2.7%
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.) Series 2003 D, 0.31% tender 6/4/10, CP mode	$ 8,000	$ 8,000
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 0.34%, LOC Bank of Scotland PLC, VRDN (a)	47,365	47,365
Oregon Facilities Auth. Rev. (Lewis & Clark College Proj.) Series 2008 A, 0.32%, LOC Wells Fargo Bank NA, VRDN (a)	19,500	19,500
Oregon Health and Science Univ. Spl. Rev.:
Series 2009 B1, 0.27%, LOC U.S. Bank NA, Minnesota, VRDN (a)	9,000	9,000
Series 2009 B2, 0.27%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,900	4,900
Port of Portland Arpt. Rev. Series 2009 A1, 0.28%, LOC Bank of America NA, VRDN (a)	29,000	29,000
Portland Gen. Oblig. TAN (Fire and Police Disability and Retirement Fund Proj.) Series 2009, 2.5% 6/24/10	14,000	14,042
Portland Hsg. Auth. Rev. (RAC Hsg. Proj.) Series 2009, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	23,155	23,155
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.27%, LOC U.S. Bank NA, Minnesota, VRDN (a)	22,000	22,000
Yamhill County Rev. (George Fox Univ. Proj.) Series A, 0.33%, LOC Bank of America NA, VRDN (a)	11,380	11,380
		188,342
Pennsylvania - 7.3%
Allegheny County Series C58A, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	16,445	16,445
Allegheny County Indl. Dev. Auth. Health & Hsg. Facilities Rev. (Longwood at Oakmont, Inc. Proj.) Series 2008 B, 0.38%, LOC Citizens Bank of Pennsylvania, VRDN (a)	26,585	26,585
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,300	4,300
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.):
Series 2005 A, 0.29%, LOC Barclays Bank PLC, VRDN (a)	18,350	18,350
Series 2006 B, 0.29%, LOC Citibank NA, VRDN (a)	13,400	13,400
Berks County Indl. Dev. Auth. Rev. (Kutztown Univ. Foundation, Inc. Proj.) Series 2004, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	6,400	6,400
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2009 A, 0.29%, LOC Branch Banking & Trust Co., VRDN (a)	4,500	4,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Butler County Indl. Dev. Auth. Rev. (Concordia Lutheran Health & Human Care Proj.) Series 2008 A, 0.3%, LOC Bank of America NA, VRDN (a)	$ 5,825	$ 5,825
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.5%, LOC Citizens Bank of Pennsylvania, VRDN (a)	9,300	9,300
Chester County Indl. Dev. Auth. Student Hsg. Rev. Series 2008 A, 0.28%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)	17,000	17,000
Delaware County Auth. College Rev. (Haverford College Proj.) Series 2008, 0.28%, VRDN (a)	5,100	5,100
Delaware County Auth. Rev. (Riddle Village Proj.) Series 2006, 0.3%, LOC Banco Santander SA, VRDN (a)	21,500	21,500
Delaware County Indl. Dev. Auth. Rev.:
(Resource Recovery Facility Proj.) Series 1997 G:
0.25%, VRDN (a)	1,235	1,235
0.25%, VRDN (a)	4,495	4,495
Series 1997 G, 0.25%, VRDN (a)	4,130	4,130
Doylestown Hosp. Auth. Hosp. Rev. Series 2008 B, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,700	4,700
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 3446, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,020	2,020
Lancaster Indl. Dev. Auth. Rev. (Willow Valley Retirement Proj.) Series 2009 B, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,500	2,500
Northeastern Pennsylvania Hosp. and Ed. Auth. Rev. (The Commonwealth Med. College Proj.) Series 2009, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	5,700	5,700
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.) Series 2009 A, 0.32% (Sunoco, Inc. Guaranteed), LOC JPMorgan Chase Bank, VRDN (a)	17,850	17,850
Pennsylvania Gen. Oblig.:
Participating VRDN Series ROC II R 11505, 0.31% (Liquidity Facility Citibank NA) (a)(e)	4,100	4,100
TAN 1.5% 6/30/10	76,000	76,150
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(California Univ. of Pennsylvania Student Hsg. Proj.) Series 2006 A, 0.28%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)	11,840	11,840
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 0.28%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)	18,070	18,070
(King's College Proj.) Series 2001 H6, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,925	3,925
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
(Marywood Univ. Proj.) Series 2005 A, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	$ 3,140	$ 3,140
(Philadelphia Univ. Proj.) Series 2009, 0.28%, LOC TD Banknorth, NA, VRDN (a)	2,400	2,400
(St. Joseph's Univ. Proj.):
Series 2008 B, 0.37%, LOC Citizens Bank of Pennsylvania, VRDN (a)	10,700	10,700
Series 2008 C, 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,100	3,100
(Univ. of Pennsylvania Health Sys. Proj.) Series 2008 A, 0.3%, LOC Bank of America NA, VRDN (a)	2,280	2,280
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 0.3%, LOC Bank of America NA, VRDN (a)	28,925	28,925
Series 2008 B2, 0.3%, LOC Bank of America NA, VRDN (a)	5,000	5,000
Series 2008 B4, 0.32%, LOC Bank of America NA, VRDN (a)	9,800	9,800
Series 2008 B5, 0.32%, LOC Bank of America NA, VRDN (a)	6,200	6,200
Philadelphia School District:
Series 2008 A1, 0.3%, LOC Bank of America NA, VRDN (a)	13,700	13,700
Series 2008 A3, 0.3%, LOC Bank of America NA, VRDN (a)	8,800	8,800
Series 2008 B1, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	8,000	8,000
Series 2008 D1, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	13,000	13,000
Series 2008 D2, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	6,165	6,165
Philadelphia Wtr. & Wastewtr. Rev.:
Series 1997 B, 0.29%, LOC Bank of America NA, VRDN (a)	1,120	1,120
Series 2005 B, 0.3%, LOC Bank of America NA, VRDN (a)	4,725	4,725
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 0.31%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	8,725	8,725
Southeastern Pennsylvania Trans. Auth. Rev. Series 2007, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	27,700	27,700
St. Mary Hosp. Auth. Bucks County (Catholic Health Initiatives Proj.) Series 2004 B, 0.31% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	8,100	8,100
State Pub. School Bldg. Auth. Rev. (North Hills School District Proj.) Series 2008, 0.4%, LOC RBS Citizens NA, VRDN (a)	3,545	3,545
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Participating VRDN Series WF 09 38C, 0.3% (Liquidity Facility Wells Fargo & Co.) (a)(e)	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Washington County Auth. Rev. 0.25%, VRDN (a)	$ 3,270	$ 3,270
Washington County Hosp. Auth. Rev. (Washington Hosp. Proj.) Series 2007 B, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	10,600	10,600
West Cornwall Township Muni. Auth. (Lebanon Valley Brethren Home Proj.) Series 2006, 0.3%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,455	3,455
		503,870
Rhode Island - 0.5%
Narragansett Bay Cmnty. Wastewtr. Sys. Rev. Participating VRDN Series Solar 07 16, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	12,395	12,395
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Brown Univ. Proj.) Series 2001 A, 0.27%, VRDN (a)	4,200	4,200
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Rhode Island School of Design Proj.) Series 2008 A, 0.32%, LOC Bank of America NA, VRDN (a)	9,820	9,820
(Roger Williams Univ. Proj.) Series 2008 B, 0.33%, LOC Bank of America NA, VRDN (a)	5,000	5,000
		31,415
South Carolina - 3.0%
Charleston Wtrwks. & Swr. Rev.:
Series 2006 B, 0.29% (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	21,500	21,500
Series A, 0.31% (Liquidity Facility Bank of America NA), VRDN (a)	19,405	19,405
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	15,100	15,100
Horry County School District Participating VRDN Series ROC II R 754 PB, 0.34% (Liquidity Facility Deutsche Postbank AG) (a)(e)	5,605	5,605
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.35%, VRDN (a)	18,700	18,700
South Carolina Gen. Oblig. Participating VRDN Series ROC II R 692W, 0.3% (Liquidity Facility Wells Fargo & Co.) (a)(e)	4,115	4,115
South Carolina Jobs-Econ. Dev. Auth.:
(AnMed Health Proj.):
Series 2009 A, 0.28%, LOC Branch Banking & Trust Co., VRDN (a)	8,800	8,800
Series 2009 C, 0.28%, LOC Branch Banking & Trust Co., VRDN (a)	14,100	14,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth.: - continued
(Palmetto Health Proj.):
Series 2008 A, 0.33%, LOC Bank of America NA, VRDN (a)	$ 26,000	$ 26,000
Series 2008 B, 0.33%, LOC Bank of America NA, VRDN (a)	16,300	16,300
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.34%, LOC Landesbank Baden-Wuert, VRDN (a)	4,385	4,385
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series ROC II R 11426, 0.31% (Liquidity Facility Citibank NA) (a)(e)	10,600	10,600
South Carolina Trans. Infrastructure Bank Rev.:
Series 2003 B1, 0.31%, LOC Bank of America NA, VRDN (a)	5,920	5,920
Series 2003 B2, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	17,150	17,150
Sumter County Gen. Oblig. BAN Series 2009, 1.5% 6/2/10	14,800	14,812
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.7% tender 5/3/10, CP mode	5,400	5,400
		207,892
South Dakota - 0.2%
South Dakota Hsg. Dev. Auth. (Homeownership Mtg. Proj.) Series 2009 A, 0.28% (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (a)	14,800	14,800
Tennessee - 1.8%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 0.33%, LOC Bank of America NA, VRDN (a)	8,245	8,245
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 0.36%, LOC Bank of America NA, VRDN (a)	3,400	3,400
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 B, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	4,225	4,225
Jackson Energy Auth. Wastewtr. Sys. Rev. Series 2009, 0.36%, LOC Bank of America NA, VRDN (a)	9,000	9,000
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.):
Series 2008 A, 0.33%, LOC Landesbank Baden-Wuert, VRDN (a)	4,300	4,300
Series 2008 B, 0.33%, LOC Landesbank Baden-Wuert, VRDN (a)	4,800	4,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Memphis Gen. Oblig. BAN 2% 5/18/10	$ 12,200	$ 12,208
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.36%, LOC Bank of America NA, VRDN (a)	14,800	14,800
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.36%, LOC Bank of America NA, VRDN (a)	6,300	6,300
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	20,000	20,000
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Participating VRDN Series Putters 3528, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,060	5,060
Shelby County Gen. Oblig.:
Series 2004 B, 0.29% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	24,585	24,585
Series 2006 C, 0.34% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	8,000	8,000
Tennessee Gen. Oblig. Series A, 0.3% 6/8/10 (Liquidity Facility Tennessee Consldatd Retire Sys.), CP	3,000	3,000
		127,923
Texas - 10.4%
Austin Gen. Oblig. Bonds Series 2009 A, 2.5% 9/1/10	9,455	9,520
Austin Util. Sys. Rev. Series A, 0.34% 6/1/10, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	30,500	30,500
Austin Wtr. & Wastewtr. Sys. Rev. Series 2008, 0.3%, LOC Dexia Cr. Local de France, VRDN (a)	2,500	2,500
Caddo Mills Independent School District Participating VRDN Series DB 473, 0.3% (Liquidity Facility Deutsche Bank AG) (a)(e)	5,227	5,227
Cypress-Fairbanks Independent School District Participating VRDN Series DB 597, 0.3% (Liquidity Facility Deutsche Bank AG) (a)(e)	3,830	3,830
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 11716, 0.31% (Liquidity Facility Citibank NA) (a)(e)	8,285	8,285
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series Solar 06 60, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	11,440	11,440
Fort Bend Independent School District Participating VRDN Series WF 09 49C, 0.3% (Liquidity Facility Wells Fargo & Co.) (a)(e)	4,925	4,925
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Friendswood Independent School District Participating VRDN Series BA 08 3036X, 0.3% (Liquidity Facility Bank of America NA) (a)(e)	$ 8,635	$ 8,635
Galena Park Independent School District Participating VRDN Series SG 154, 0.3% (Liquidity Facility Societe Generale) (a)(e)	11,065	11,065
Harris County Ind. Dev. Corp. Series 1998, 0.3%, LOC Royal Bank of Canada, VRDN (a)	19,600	19,600
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Healthcare Sys. Proj.):
Series 2008 C, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	10,000	10,000
Series 2008 D1, 0.29%, LOC JPMorgan Chase Bank, VRDN (a)	1,000	1,000
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 B2, 0.3%, LOC Compass Bank, VRDN (a)	6,985	6,985
Harris County Flood Cont. District Participating VRDN Series ROC II R 10396, 0.3% (Liquidity Facility Citibank NA) (a)(e)	16,000	16,000
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.) Series 2008 A, 0.5%, LOC Compass Bank, VRDN (a)	32,600	32,600
Houston Gen. Oblig.:
Participating VRDN Series ROC II R 11289, 0.31% (Liquidity Facility Citibank NA) (a)(e)	2,905	2,905
Series A, 0.29% 7/8/10, LOC Bank of New York, New York, CP	3,400	3,400
Houston Higher Ed. Fin. Corp. Higher Ed. Rev.:
Participating VRDN Series MS 06 2042, 0.31% (Liquidity Facility Wells Fargo & Co.) (a)(e)	18,870	18,870
(Rice Univ. Proj.) Series 2006 B, 0.27% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,000	1,000
Houston Util. Sys. Rev.:
Participating VRDN Series ROC II R 12267, 0.32% (Liquidity Facility Citibank NA) (a)(e)	7,955	7,955
Series 2004 B6, 0.25%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	18,300	18,300
Irving Independent School District Participating VRDN Series PT 3954, 0.29% (Liquidity Facility Wells Fargo & Co.) (a)(e)	17,845	17,845
Lamar Consolidated Independent School District Participating VRDN Series DB 512, 0.3% (Liquidity Facility Deutsche Bank AG) (a)(e)	3,200	3,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lewisville Independent School District Participating VRDN Series SGA 134, 0.29% (Liquidity Facility Societe Generale) (a)(e)	$ 1,290	$ 1,290
Lower Colorado River Auth. Rev. 0.35% 5/18/10, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	10,600	10,600
Mesquite Independent School District Series 2003 A, 0.28% (Permanent School Fund of Texas Guaranteed), VRDN (a)	8,290	8,290
North Central Texas Health Facilities Dev. Corp. Participating VRDN Series WF 09 33C, 0.3% (Liquidity Facility Wells Fargo & Co.) (a)(e)	7,270	7,270
North Texas Tollway Auth. Rev. Series 2009 D, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	9,400	9,400
Northwest Texas Independent School District Participating VRDN Series Solar 06 47, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	14,255	14,255
Plano Gen. Oblig. Participating VRDN Series MS 06 1862, 0.31% (Liquidity Facility Wells Fargo & Co.) (a)(e)	5,830	5,830
Plano Independent School District Participating VRDN Series SGA 128, 0.29% (Liquidity Facility Societe Generale) (a)(e)	21,380	21,380
Princeton Independent School District Participating VRDN Series SGB 02 41A, 0.28% (Liquidity Facility Societe Generale) (a)(e)	1,250	1,250
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ. Proj.) 0.25%, VRDN (a)	15,000	15,000
San Antonio Elec. & Gas Participating VRDN Series DB 602, 0.3% (Liquidity Facility Deutsche Bank AG) (a)(e)	8,300	8,300
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN:
Series BBT 08 26, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	5,345	5,345
Series SG 104, 0.29% (Liquidity Facility Societe Generale) (a)(e)	5,490	5,490
Series SG 105, 0.29% (Liquidity Facility Societe Generale) (a)(e)	29,400	29,400
Series 2003, 0.35% (Liquidity Facility Bank of America NA), VRDN (a)	19,125	19,125
Series A:
0.27% 6/1/10, CP	20,000	20,000
0.29% 6/9/10, CP	7,500	7,500
San Antonio Wtr. Sys. Rev.:
Participating VRDN Series EGL 06 5 Class A, 0.31% (Liquidity Facility Citibank NA) (a)(e)	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Wtr. Sys. Rev.: - continued
Series 2001 A:
0.33% 6/10/10, CP	$ 6,684	$ 6,684
0.33% 6/10/10, CP	8,650	8,650
0.35% 6/3/10, CP	10,000	10,000
0.37% 5/4/10, CP	7,500	7,500
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.) Series 2008 3, 0.32%, LOC Compass Bank, VRDN (a)	9,400	9,400
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 C2, 0.3%, LOC Bank of America NA, VRDN (a)	6,000	6,000
(Texas Health Resources Proj.) Series 2008 A, 0.3%, VRDN (a)	9,900	9,900
Texas Gen. Oblig.:
Participating VRDN:
Series BC 10 18B, 0.31% (Liquidity Facility Barclays Bank PLC) (a)(e)	3,750	3,750
Series Putters 3534, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,995	3,995
(Veterans' Hsg. Assistance Prog.) Series 1995, 0.28%, VRDN (a)	4,400	4,400
TRAN Series 2009, 2.5% 8/31/10	101,010	101,692
Texas Pub. Fin. Auth. Rev. Series 2003, 0.33% 8/17/10, CP	11,680	11,680
Texas Southmost College District Participating VRDN Series Solar 06 61, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	10,680	10,680
Travis County Health Facilities Dev. (Longhorn Village Proj.) Series 2008 B, 0.27%, LOC Bank of Scotland PLC, VRDN (a)	36,110	36,110
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series Putters 1646, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,350	5,350
Univ. of Texas Permanent Univ. Fund Rev. Participating VRDN Series BBT 08 59, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	6,000	6,000
Upper Trinity Reg'l. Wtr. District Series A, 0.27% 6/4/10, LOC Bank of America NA, CP	22,350	22,350
Victoria Independent School District Participating VRDN Series WF 08 26C, 0.3% (Liquidity Facility Wells Fargo & Co.) (a)(e)	12,375	12,375
		724,828
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - 1.7%
Central Utah Wtr. Conservancy District Wtr. Rev. BAN Series 2009 A, 2% 7/22/10	$ 9,000	$ 9,016
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	7,940	7,940
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds Series 2009 A, 4% 7/1/10	9,900	9,957
Series 1997 B1:
0.33% 5/4/10 (Liquidity Facility Bank of Nova Scotia), CP	16,300	16,300
0.33% 5/4/10 (Liquidity Facility Bank of Nova Scotia), CP	13,800	13,800
Series 1997 B2, 0.32% 6/7/10 (Liquidity Facility Bank of Nova Scotia), CP	8,000	8,000
Series 1997 B3, 0.33% 5/4/10 (Liquidity Facility JPMorgan Chase Bank), CP	29,500	29,500
Spl. Oblig. Sixth Bonds Series B, 6.5% 7/1/10	8,850	8,937
Utah Transit Auth. Sales Tax Rev. Participating VRDN:
Series BBT 08 27, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	5,730	5,730
Series DCL 021, 0.35% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	9,840	9,840
		119,020
Virginia - 1.9%
Albemarle County Indl. Dev. Auth. Health Srv 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	6,595	6,595
Fairfax County Econ. Dev. Auth. Rev. (Flint Hill School Proj.) Series 2000, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	1,425	1,425
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2010 A2, 0.23%, tender 5/3/10 (a)	20,000	20,000
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	4,250	4,250
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.):
Series 2008 D1, 0.34%, LOC Landesbank Baden-Wuert, VRDN (a)	19,905	19,905
Series 2008 D2, 0.28%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,000	4,000
Henrico County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.34%, LOC Landesbank Baden-Wuert, VRDN (a)	7,035	7,035
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.) Series 2010 C, 0.42%, tender 11/26/10 (a)	17,345	17,345
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Univ. of Virginia Gen. Rev. Participating VRDN Series BBT 08 30, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	$ 7,550	$ 7,550
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series Putters 3276, 0.3% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	4,040	4,040
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series Putters 3313 Z, 0.35% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,600	6,600
Virginia Resources Auth. Clean Wtr. Rev.:
Bonds Series 2010 A, 3% 10/1/10	3,960	4,005
Participating VRDN:
Series BBT 08 48, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	3,945	3,945
Series MS 06 1860, 0.31% (Liquidity Facility Wells Fargo & Co.) (a)(e)	2,360	2,360
Series Putters 3036, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,365	3,365
Virginia Small Bus. Fing. (Children's Hosp. of The King's Daughters, Inc. Proj.) Series 2006, 0.31%, LOC Bank of America NA, VRDN (a)	6,000	6,000
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series BC 10 17W, 0.31% (Liquidity Facility Barclays Bank PLC) (a)(e)	5,000	5,000
Series Putters 3640, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	8,065	8,065
		131,485
Washington - 1.0%
Energy Northwest Elec. Rev. Bonds (Columbia Generating Station Proj.) Series 2004 A, 5.25% 7/1/10	1,345	1,355
King County Gen. Oblig. Participating VRDN Series DB 598, 0.3% (Liquidity Facility Deutsche Bank AG) (a)(e)	3,525	3,525
Port of Seattle Rev. Series 2001 A1, 0.25% 5/5/10, LOC Bank of America NA, CP	13,635	13,635
Seattle Wtr. Sys. Rev. Participating VRDN Series ROC II R 11144, 0.31% (Liquidity Facility Citibank NA) (a)(e)	2,975	2,975
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	6,645	6,645
Washington Gen. Oblig. Participating VRDN:
Series BA 08 1121, 0.3% (Liquidity Facility Bank of America NA) (a)(e)	6,665	6,665
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Participating VRDN: - continued
Series Putters 3054, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 1,000	$ 1,000
Series ROC II R 759 PB, 0.34% (Liquidity Facility Deutsche Postbank AG) (a)(e)	15,860	15,860
Washington Health Care Facilities Auth. Rev.:
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.33%, LOC Bank of America NA, VRDN (a)	12,200	12,200
(MultiCare Health Sys. Proj.) Series 2009 A, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	7,000	7,000
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way King County Proj.) 0.45%, LOC Bank of America NA, VRDN (a)	1,600	1,600
		72,460
West Virginia - 0.4%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 D, 0.32%, LOC Bank of America NA, VRDN (a)	4,800	4,800
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.29%, LOC Branch Banking & Trust Co., VRDN (a)	23,000	23,000
		27,800
Wisconsin - 1.0%
Univ. of Wisconsin Hosp. & Clinics Auth. Series 2009 A, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,370	6,370
Wisconsin Gen. Oblig.:
Participating VRDN Series BBT 08 47, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	6,400	6,400
Series 2006 A, 0.35% 6/10/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,724	2,724
Wisconsin Health & Edl. Facilities Auth. Rev. (Aurora Health Care, Inc. Proj.) Series 1999 C, 0.31%, LOC KBC Bank NV, LOC Bank of Nova Scotia New York Branch, VRDN (a)	40,875	40,875
Wisconsin Trans. Rev. Series 1997 A, 0.28% 5/3/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	14,600	14,600
		70,969
Wyoming - 0.1%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	6,250	6,250
Municipal Securities - continued
	Shares	Value (000s)
Other - 5.3%
Fidelity Tax-Free Cash Central Fund, 0.26% (b)(c)	368,875,000	$ 368,875
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $6,979,802)		6,979,802
NET OTHER ASSETS - (0.4)%		(30,249)
NET ASSETS - 100%		$ 6,949,553
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 370
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $6,610,927)	$ 6,610,927
Fidelity Central Funds (cost $368,875)	368,875
Total Investments (cost $6,979,802)		$ 6,979,802
Cash		395
Receivable for fund shares sold		103,210
Interest receivable		10,468
Distributions receivable from Fidelity Central Funds		85
Prepaid expenses		9
Receivable from investment adviser for expense reductions		133
Other receivables		25
Total assets		7,094,127

Liabilities
Payable for investments purchased	$ 19,875
Payable for fund shares redeemed	121,512
Distributions payable	1
Accrued management fee	1,487
Other affiliated payables	1,636
Other payables and accrued expenses	63
Total liabilities		144,574

Net Assets		$ 6,949,553
Net Assets consist of:
Paid in capital		$ 6,949,246
Accumulated undistributed net realized gain (loss) on investments		307
Net Assets		$ 6,949,553

Daily Money Class: Net Asset Value, offering price and redemption price per share ($536,074 ÷ 535,526 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($371,216 ÷ 370,849 shares)		$ 1.00

Fidelity Tax-Free Money Market Fund: Net Asset Value, offering price and redemption price per share ($6,042,263 ÷ 6,038,872 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2010 (Unaudited)

Investment Income
Interest		$ 9,652
Income from Fidelity Central Funds		370
Total income		10,022

Expenses
Management fee	$ 9,008
Transfer agent fees	7,206
Distribution fees	1,830
Accounting fees and expenses	300
Custodian fees and expenses	58
Independent trustees' compensation	12
Registration fees	274
Audit	25
Legal	21
Miscellaneous	60
Total expenses before reductions	18,794
Expense reductions	(9,129)	9,665
Net investment income		357
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		159
Net increase in net assets resulting from operations		$ 516

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Fund
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 357	$ 12,347
Net realized gain (loss)	159	466
Net increase in net assets resulting from operations	516	12,813
Distributions to shareholders from net investment income	(357)	(12,344)
Share transactions - net increase (decrease)	(18,091)	(1,398,820)
Total increase (decrease) in net assets	(17,932)	(1,398,351)

Net Assets
Beginning of period	6,967,485	8,365,836
End of period	$ 6,949,553	$ 6,967,485

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Daily Money Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- F	.001	.019	.030	.027	.016
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	.001	.019	.030	.027	.016
Distributions from net investment income	- F	(.001)	(.019)	(.030)	(.027)	(.016)
Distributions from net realized gain	-	-	- F	-	-	-
Total distributions	- F	(.001)	(.019)	(.030)	(.027)	(.016)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.00% G	.06%	1.87%	3.07%	2.72%	1.58%
Ratios to Average Net Assets D, E
Expenses before reductions	.73% A	.76%	.73%	.73%	.73%	.74%
Expenses net of fee waivers, if any	.27% A	.60%	.70%	.70%	.70%	.70%
Expenses net of all reductions	.27% A	.59%	.61%	.54%	.54%	.61%
Net investment income	.01% A	.05%	1.81%	3.03%	2.70%	1.60%
Supplemental Data
Net assets, end of period (in millions)	$ 536	$ 597	$ 922	$ 895	$ 617	$ 575

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

G Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Reserves Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- F	- F	.016	.028	.024	.013
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	.016	.028	.024	.013
Distributions from net investment income	- F	- F	(.016)	(.028)	(.024)	(.013)
Distributions from net realized gain	-	-	- F	-	-	-
Total distributions	- F	- F	(.016)	(.028)	(.024)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.00% G	.02%	1.62%	2.81%	2.46%	1.33%
Ratios to Average Net Assets D, E
Expenses before reductions	.98% A	1.01%	.98%	.98%	.98%	.99%
Expenses net of fee waivers, if any	.27% A	.63%	.95%	.95%	.95%	.95%
Expenses net of all reductions	.27% A	.63%	.86%	.82%	.79%	.86%
Net investment income	.01% A	.02%	1.56%	2.74%	2.45%	1.35%
Supplemental Data
Net assets, end of period (in millions)	$ 371	$ 452	$ 660	$ 508	$ 519	$ 524

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

G Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Tax-Free Money Market Fund

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- F	.002	.021	.033	.029	.018
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	.002	.021	.033	.029	.018
Distributions from net investment income	- F	(.002)	(.021)	(.033)	(.029)	(.018)
Distributions from net realized gain	-	-	- F	-	-	-
Total distributions	- F	(.002)	(.021)	(.033)	(.029)	(.018)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.00% G	.18%	2.13%	3.32%	2.97%	1.84%
Ratios to Average Net Assets D, E
Expenses before reductions	.47% A	.51%	.48%	.48%	.49%	.49%
Expenses net of fee waivers, if any	.27% A	.47%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.27% A	.46%	.36%	.29%	.29%	.36%
Net investment income	.01% A	.18%	2.06%	3.28%	2.95%	1.85%
Supplemental Data
Net assets, end of period (in millions)	$ 6,042	$ 5,918	$ 6,784	$ 4,346	$ 2,661	$ 1,856

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

G Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Treasury Fund (Treasury), Prime Fund (Prime) and Tax-Exempt Fund (Tax-Exempt) (collectively referred to as "the Funds") are funds of Fidelity Newbury Street Trust (the trust). Each Fund is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Treasury offers four classes of shares, Daily Money Class, Capital Reserves Class, Advisor B Class and Advisor C Class. Effective after the close of business on September 1, 2010, Advisor B Class shares will be closed to new accounts and additional purchases by existing shareholders. Prime offers two classes of shares, Daily Money Class and Capital Reserves Class. Tax-Exempt offers three classes of shares, Daily Money Class, Capital Reserves Class and Fidelity Tax-Free Money Market Fund. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Advisor B Class shares will automatically convert to Daily Money Class shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make

Semiannual Report

3. Significant Accounting Policies - continued

certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Prime, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

Tax-Exempt purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Treasury	$ 3,555,950	$ -	$ -	$ -
Prime	18,381,440	-	-	-
Tax-Exempt	6,979,802	-	-	-

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

4. Operating Policies - continued

Reverse Repurchase Agreements. To enhance its yield, certain Funds may enter into reverse repurchase agreements whereby a fund transfers securities to a counterparty who then agrees to transfer them back to the applicable fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement are recorded as a liability in each applicable fund's accompanying Statement of Assets and Liabilities. A fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. A fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding each applicable fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. At period end, there were no reverse repurchase agreements outstanding. Information related to reverse repurchase agreements for which each applicable fund was subject to interest is as follows.

	Average Daily Loan Balance	Weighted Average Interest Rate
Prime	$ 8,830.05%

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of 0.25% of average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total fees and amounts retained by FDC were as follows:

Treasury	Distribution Fee	Service Fee	Total Fees*	Retained by FDC
Daily Money Class	-%	.25%	$ 3,080	$ -
Capital Reserves Class	.25%	.25%	3,597	-
Advisor B Class	.75%	.25%	309	-
Advisor C Class	.75%	.25%	623	-
			$ 7,609	$ -
Prime
Daily Money Class	-%	.25%	$ 11,802	$ -
Capital Reserves Class	.25%	.25%	26,449	-
			$ 38,251	$ -
Tax-Exempt
Daily Money Class	-%	.25%	$ 726	$ -
Capital Reserves Class	.25%	.25%	1,104	-
			$ 1,830	$ -

* During the period, FMR or its affiliates waived a portion of these fees.

Sales Load. FDC receives the proceeds of contingent deferred sales charges levied on Treasury - Advisor B and Advisor C class redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Treasury - Advisor B and 1% for Treasury - Advisor C. In addition, FDC receives deferred sales charges of 0.25% on certain purchases of the Daily Money Class.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Treasury
Daily Money Class	$ -
Advisor B Class *	163
Advisor C Class *	18
Prime
Daily Money Class	36
Tax-Exempt
Daily Money Class	-

* When shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Treasury and Prime. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for Tax-Exempt. Citibank has entered into a sub-arrangement with FIIOC to perform the activities associated with Tax-Exempt's transfer and shareholder servicing agent functions. FIIOC receives asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .20% of average net assets. For the period, transfer agent fees for each class were as follows.

Total Fees**
Treasury - Daily Money Class	$ 2,477
Treasury - Capital Reserves Class	1,440
Treasury - Advisor B Class	63
Treasury - Advisor C Class	126
$ 4,106
Prime - Daily Money Class	$ 9,478
Prime - Capital Reserves Class	10,581
$ 20,059
Tax-Exempt - Daily Money Class	$ 581
Tax-Exempt - Capital Reserves Class	441
Tax-Exempt - Fidelity Tax-Free Money Market Fund	6,184
$ 7,206

** During the period, FMR or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the accounting records for the Funds except for Tax-Exempt. Citibank has entered into a sub-arrangement with FSC to maintain Tax-Exempt's accounting records. The fee is based on the level of average net assets for the month.

6. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from Adviser
Prime
Daily Money Class	.70%	$ 1,803
Capital Reserves Class	.95%	2,104

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Expense Reductions - continued

	Expense Limitations	Reimbursement from Adviser
Tax-Exempt
Daily Money Class	.70%	$ 78
Capital Reserves Class	.95%	63
Fidelity Tax-Free Money Market Fund	.45%	757

FMR or its affiliates voluntarily agreed to waive certain fees during the period. The amount of the waiver for each class is as follows:

Treasury
Daily Money Class	$ 6,446
Capital Reserves Class	5,564
Advisor B Class	394
Advisor C Class	794
Prime
Daily Money Class	14,661
Capital Reserves Class	29,366
Tax-Exempt
Daily Money Class	1,239
Capital Reserves Class	1,487
Fidelity Tax-Free Money Market Fund	5,504

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Tax-Exempt	$ 1

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Treasury - Daily Money Class	$ 122	$ 595
Treasury - Capital Reserves Class	71	380
Treasury - Advisor B Class	3	15
Treasury - Advisor C Class	6	35
Total	$ 202	$ 1,025

Semiannual Report

7. Distributions to Shareholders - continued

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Prime - Daily Money Class	$ 521	$ 59,806
Prime - Capital Reserves Class	581	56,712
Total	$ 1,102	$ 116,518
Tax-Exempt - Daily Money Class	$ 29	$ 489
Tax-Exempt - Capital Reserves Class	22	144
Tax-Exempt - Fidelity Tax-Free Money Market Fund	306	11,711
Total	$ 357	$ 12,344
From net realized gain
Treasury - Daily Money Class	$ 76	$ -
Treasury - Capital Reserves Class	47	-
Treasury - Advisor B Class	2	-
Treasury - Advisor C Class	4	-
Total	$ 129	$ -
Prime - Daily Money Class	$ 569	$ -
Prime - Capital Reserves Class	679	-
Total	$ 1,248	$ -

8. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
Treasury - Daily Money Class Shares sold	3,718,669	11,746,758
Reinvestment of distributions	190	565
Shares redeemed	(4,107,682)	(13,229,318)
Net increase (decrease)	(388,823)	(1,481,995)
Treasury - Capital Reserves Class Shares sold	1,444,205	5,319,725
Reinvestment of distributions	111	358
Shares redeemed	(1,975,780)	(6,711,935)
Net increase (decrease)	(531,464)	(1,391,852)
Treasury - Advisor B Class Shares sold	10,950	52,307
Reinvestment of distributions	5	14
Shares redeemed	(27,983)	(78,799)
Net increase (decrease)	(17,028)	(26,478)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Share Transactions - continued

	Six months ended April 30, 2010	Year ended October 31, 2009
Treasury - Advisor C Class Shares sold	35,951	141,292
Reinvestment of distributions	10	33
Shares redeemed	(65,092)	(264,891)
Net increase (decrease)	(29,131)	(123,566)
Prime - Daily Money Class Shares sold	15,585,443	33,048,847
Reinvestment of distributions	1,061	58,112
Shares redeemed	(16,600,912)	(32,877,028)
Net increase (decrease)	(1,014,408)	229,931
Prime - Capital Reserves Class Shares sold	18,069,490	46,283,073
Reinvestment of distributions	1,237	55,453
Shares redeemed	(20,312,051)	(47,931,493)
Net increase (decrease)	(2,241,324)	(1,592,967)
Tax-Exempt - Daily Money Class Shares sold	918,257	2,039,299
Reinvestment of distributions	28	462
Shares redeemed	(979,260)	(2,364,538)
Net increase (decrease)	(60,975)	(324,777)
Tax-Exempt - Capital Reserves Class Shares sold	1,034,709	1,725,288
Reinvestment of distributions	21	138
Shares redeemed	(1,115,871)	(1,932,947)
Net increase (decrease)	(81,141)	(207,521)
Tax-Exempt - Fidelity Tax-Free Money Market Fund Shares sold	11,468,382	23,611,926
Reinvestment of distributions	303	11,539
Shares redeemed	(11,344,660)	(24,489,987)
Net increase (decrease)	124,025	(866,522)

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Advisers

Fidelity Investments
Money Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Citibank, N.A.

New York, NY (Tax-Exempt Fund)

Custodian

The Bank of New York Mellon

New York, NY (Prime Fund &
Treasury Fund)

Citibank, N.A.

New York, NY (Tax-Exempt Fund)

DMFI-SANN-0610
1.703547.112

Fidelity
Tax-Free Money Market
Fund

A Class of Fidelity®
Cash Management Funds:
Tax-Exempt Fund

Semiannual Report

April 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments with their values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Daily Money Class	.27%
Actual		$ 1,000.00	$ 1,000.05	$ 1.34**
Hypothetical A		$ 1,000.00	$ 1,023.46	$ 1.35**
Capital Reserves Class	.27%
Actual		$ 1,000.00	$ 1,000.05	$ 1.34**
Hypothetical A		$ 1,000.00	$ 1,023.46	$ 1.35**
Fidelity Tax-Free Money Market Fund	.27%
Actual		$ 1,000.00	$ 1,000.05	$ 1.34**
Hypothetical A		$ 1,000.00	$ 1,023.46	$ 1.35**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Daily Money Class
Actual	.70%	$ 3.47
Hypothetical A		$ 3.51
Capital Reserves Class
Actual	.95%	$ 4.70
Hypothetical A		$ 4.76
Fidelity Tax-Free Money Market Fund
Actual	.45%	$ 2.23
Hypothetical A		$ 2.26

A 5% return per year before expenses

Semiannual Report

Investment Changes (Unaudited)

Maturity Diversification
Days	% of fund's investments 4/30/10	% of fund's investments 10/31/09	% of fund's investments 4/30/09
0 - 30	86.9	81.5	77.5
31 - 90	9.4	6.3	8.2
91 - 180	2.8	5.3	8.7
181 - 397	0.9	6.9	5.6
Weighted Average Maturity
	4/30/10	10/31/09	4/30/09
Tax-Exempt Fund	17 Days	34 Days	35 Days
All Tax-Free Money Market Funds Average*	24 Days	32 Days	24 Days
Asset Allocation (% of fund's net assets)
As of April 30, 2010	As of October 31, 2009
Variable Rate Demand Notes (VRDNs) 76.6%	Variable Rate Demand Notes (VRDNs) 74.0%
Commercial Paper (including CP Mode) 8.5%	Commercial Paper (including CP Mode) 7.8%
Tender Bonds 0.7%	Tender Bonds 1.1%
Municipal Notes 8.1%	Municipal Notes 10.4%
Fidelity Tax-Free Cash Central Fund 5.3%	Fidelity Tax-Free Cash Central Fund 3.4%
Other Investments 1.2%	Other Investments 3.1%
Net Other Assets † (0.4)%	Net Other Assets 0.2%

† Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.4%
	Principal Amount (000s)	Value (000s)
Alabama - 0.4%
Daphne-Villa Mercy Spl. Care Facilities Fing. Auth. Rev. (Mercy Med. Proj.) Series 1997, 0.33%, LOC Bank of America NA, VRDN (a)	$ 7,300	$ 7,300
Mobile Downtown Redev. Auth. (Austal USA,LLC Proj.) Series 2009, 0.29%, LOC Westpac Banking Corp., VRDN (a)	17,000	17,000
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 B, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	1,700	1,700
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2009 A, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (a)	5,100	5,100
		31,100
Alaska - 0.7%
CIVICVentures Rev. Participating VRDN Series Solar 06 33, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	12,195	12,195
Valdez Marine Term. Rev. (ConocoPhillips Proj.):
Series 1994 A, 0.31%, VRDN (a)	19,000	19,000
Series 1994 B, 0.35% (ConocoPhillips Guaranteed), VRDN (a)	20,000	20,000
		51,195
Arizona - 2.3%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 B, 0.29%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	11,300	11,300
Series 2008 C, 0.27%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	16,310	16,310
Series 2008 E, 0.35%, LOC Landesbank Baden-Wuert, VRDN (a)	12,700	12,700
(Catholic Healthcare West Proj.):
Series 2005 B, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	4,600	4,600
Series 2008 A, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	1,500	1,500
Series 2009 F, 0.29%, LOC Citibank NA, VRDN (a)	3,500	3,500
Arizona Trans. Board Excise Tax Rev. Bonds (Maricopa County Reg'l. Area Road Proj.) Series 2009, 3% 7/1/10	4,290	4,308
Phoenix Civic Impt. Corp. Series 2009, 0.36% 6/4/10, LOC Bank of America NA, CP	20,000	20,000
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	8,100	8,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.31%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	$ 4,200	$ 4,200
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BA 08 3511, 0.3% (Liquidity Facility Bank of America NA) (a)(e)	3,750	3,750
Series BC 10 21W, 0.31% (Liquidity Facility Barclays Bank PLC) (a)(e)	5,000	5,000
Series EGL 06 0141, 0.31% (Liquidity Facility Citibank NA) (a)(e)	16,500	16,500
Series EGL 06 14 Class A, 0.31% (Liquidity Facility Citibank NA) (a)(e)	11,200	11,200
Series EGL 07 0012, 0.31% (Liquidity Facility Citibank NA) (a)(e)	13,850	13,850
Series Putters 3242, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,200	4,200
Series ROC II R 10362, 0.31% (Liquidity Facility Citibank NA) (a)(e)	9,900	9,900
Series WF 09 40C, 0.3% (Liquidity Facility Wells Fargo & Co.) (a)(e)	2,745	2,745
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.31%, LOC JPMorgan Chase Bank, VRDN (a)	8,100	8,100
		161,763
Arkansas - 0.1%
Univ. of Arkansas Univ. Revs. Participating VRDN Series Solar 06 26, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	4,900	4,900
California - 2.1%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 D, 0.28%, LOC Citibank NA, VRDN (a)	5,880	5,880
California Gen. Oblig. 0.35% 5/5/10, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	12,400	12,400
California Health Facilities Fing. Auth. Rev. (Scripps Health Proj.) Series 2008 C, 0.28%, LOC Union Bank of California, VRDN (a)	1,300	1,300
California Hsg. Fin. Agcy. Rev. Series 2001 F, 0.28% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	10,200	10,200
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series 2006 A, 0.28%, VRDN (a)	1,000	1,000
Los Angeles County Gen. Oblig. TRAN 2.5% 6/30/10	90,100	90,350
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Reg'l. Arpts. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 0.31%, LOC Societe Generale, VRDN (a)	$ 3,100	$ 3,100
Los Angeles Unified School District TRAN Series A, 2% 8/12/10	17,800	17,869
San Francisco City and County Fin. Corp. Lease Rev. (Moscone Ctr. Expansion Proj.) Series 2008 2, 0.28%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	1,250	1,250
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.32%, LOC Bank of America NA, VRDN (a)	2,100	2,100
		145,449
Colorado - 3.7%
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2008 C, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	3,345	3,345
Aurora Swr. Impt. Rev. Participating VRDN Series Solar 06 72, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	15,145	15,145
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	6,540	6,540
Colorado Health Facilities Auth. Rev.:
Participating VRDN:
Series BA 08 1088, 0.3% (Liquidity Facility Bank of America NA) (a)(e)	9,860	9,860
Series BA 08 1090, 0.3% (Liquidity Facility Bank of America NA) (a)(e)	9,400	9,400
(Boulder Cmnty. Hosp. Proj.) Series 2000, 0.29%, LOC JPMorgan Chase Bank, VRDN (a)	39,145	39,145
(Catholic Health Initiatives Proj.) Series 2004 B, 0.3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	8,400	8,400
Colorado Hsg. & Fin. Auth. Series 2002 B3, 0.25% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	4,000	4,000
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0039, 0.31% (Liquidity Facility Citibank NA) (a)(e)	17,575	17,575
Series EGL 07 0040, 0.31% (Liquidity Facility Citibank NA) (a)(e)	9,800	9,800
Colorado Springs Utils. Rev. Series 2000 A, 0.31%, VRDN (a)	73,650	73,650
Denver City & County Ctfs. of Prtn. Series A, 0.3% 6/9/10, LOC Wells Fargo Bank NA, CP	8,500	8,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A1, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (a)	$ 6,800	$ 6,800
Lowry Econ. Redev. Auth. Rev. Series 2008 A, 0.65%, LOC Compass Bank, VRDN (a)	22,110	22,110
Midcities Metropolitan District # 1 (Broomfield City & County Proj.) Series 2004 B, 0.27%, LOC BNP Paribas SA, VRDN (a)	6,190	6,190
Moffat County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	9,400	9,400
Univ. of Colorado Hosp. Auth. Rev. Series 2008 B, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	10,200	10,200
		260,060
Connecticut - 1.5%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.77% tender 5/6/10, CP mode	3,100	3,100
Connecticut Gen. Oblig. BAN:
Series 2009 B, 4% 6/1/11	8,000	8,299
Series 2010 A, 2% 5/19/11	20,500	20,832
Connecticut Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series EGL 7 05 3031, 0.3% (Liquidity Facility Citibank NA) (a)(e)	22,900	22,900
(Hartford Hosp. Proj.) Series B, 0.31%, LOC Bank of America NA, VRDN (a)	2,500	2,500
(Wesleyan Univ. Proj.) Series E, 0.28% (Liquidity Facility Bank of America NA), VRDN (a)	1,800	1,800
Connecticut Hsg. Fin. Auth.:
(CIL Realty, Inc. Proj.) Series 2008, 0.27%, LOC HSBC Bank USA, NA, VRDN (a)	4,570	4,570
(Hsg. Mtg. Fin. Prog.) Series 2005 D4, 0.33% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (a)	10,000	10,000
Danbury Gen. Oblig. BAN Series 2009, 2% 7/29/10	21,300	21,381
Fairfield Gen. Oblig. BAN 1.5% 7/23/10	5,790	5,804
		101,186
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.45%, VRDN (a)	3,500	3,500
Series 1999 A, 0.4%, VRDN (a)	2,800	2,800
		6,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - 2.2%
District of Columbia Gen. Oblig. Series 2008 C, 0.3%, LOC TD Banknorth, NA, VRDN (a)	$ 7,900	$ 7,900
District of Columbia Rev.:
Bonds (Nat'l. Academy of Sciences Proj.) 0.37% tender 7/7/10, LOC Bank of America NA, CP mode	11,200	11,200
(American Society for Microbiology Proj.) Series 1999 A, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	12,145	12,145
(Howard Univ. Proj.) Series 2006 B, 0.28%, LOC Bank of America NA, VRDN (a)	16,020	16,020
(Medlantic/Helix Proj.):
Series 1998 A Tranche II, 0.3%, LOC Bank of America NA, VRDN (a)	15,200	15,200
Series 1998 A Tranche III, 0.3%, LOC Bank of America NA, VRDN (a)	3,500	3,500
(The AARP Foundation Proj.) Series 2004, 0.33%, LOC Bank of America NA, VRDN (a)	1,450	1,450
(The Pew Charitable Trust Proj.) Series 2008 A, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	31,500	31,500
(The Phillips Collection Issue Proj.) Series 2003, 0.33%, LOC Bank of America NA, VRDN (a)	5,210	5,210
(Washington Drama Society, Inc. Proj.) Series 2008, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	13,900	13,900
District of Columbia Univ. Rev.:
(American Univ. Proj.) Series 2006 B, 0.33%, LOC Bank of America NA, VRDN (a)	25,960	25,960
(Georgetown Univ. Proj.):
Series 2007 B1, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	1,500	1,500
Series 2007 C1, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	1,270	1,270
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2009 D1, 0.32%, LOC Bank of America NA, VRDN (a)	6,000	6,000
		152,755
Florida - 9.5%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.):
Series 2008 A, 0.25% tender 5/17/10, LOC Bank of America NA, CP mode	25,000	25,000
Series 2008 B, 0.26% tender 6/8/10, LOC Bank of America NA, CP mode	13,800	13,800
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.3%, LOC Freddie Mac, VRDN (a)	5,940	5,940
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Davie Gen. Oblig. Rev. (United Jewish Cmnty. Proj.) 0.33%, LOC Bank of America NA, VRDN (a)	$ 2,900	$ 2,900
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Bonds Series 2009 A, 2.5% 6/1/10	8,720	8,735
Participating VRDN:
Series BBT 08 16, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	10,800	10,800
Series EGL 07 0049, 0.31% (Liquidity Facility Citibank NA) (a)(e)	29,585	29,585
Series MS 3059, 0.33% (Liquidity Facility Morgan Stanley) (a)(e)	5,615	5,615
Florida Dept. of Trans. Rev. Bonds Series 2007, 4.5% 7/1/10	2,340	2,355
Florida Dept. of Trans. Tpk. Rev.:
Bonds Series 2008 A, 5% 7/1/10	6,560	6,608
Participating VRDN:
Series Putters 2514, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	9,040	9,040
Series Putters 2539, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,115	7,115
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.33% (Liquidity Facility Wells Fargo & Co.) (a)(e)	2,860	2,860
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Tuscany Pointe Apts. Proj.) Series 2005 D, 0.3%, LOC Fannie Mae, VRDN (a)	850	850
(Victoria Park Apts. Proj.) Series 2002 J, 0.3%, LOC Fannie Mae, VRDN (a)	4,460	4,460
Florida Muni. Ln. Council Rev. Participating VRDN Series Solar 06 81, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	9,420	9,420
Fort Myers Util. Sys. Rev. Participating VRDN Series Solar 06 53, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	12,700	12,700
Gainesville Utils. Sys. Rev. Series 2008 B, 0.27% (Liquidity Facility Bank of New York, New York), VRDN (a)	12,965	12,965
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2003 C, 0.28%, VRDN (a)	10,000	10,000
Series 2007 A1, 0.28%, VRDN (a)	33,500	33,500
(Adventist Health Sys./Sunbelt, Inc. Accounts Receivable Prog.) Series 2009 A, 0.28%, LOC Fed. Home Ln. Bank Atlanta, VRDN (a)	17,390	17,390
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2005 I, 0.28%, VRDN (a)	44,600	44,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Jacksonville Econ. Dev. Commission Rev. (YMCA of Florida's First Coast Proj.) 0.33%, LOC Bank of America NA, VRDN (a)	$ 7,460	$ 7,460
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Bonds:
Series F, 0.25% tender 5/20/10 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	33,400	33,400
Series Three 2009 A, 4% 10/1/10	5,460	5,540
Series Three 2008 B4, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	21,890	21,890
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.) Series 2007 B, 0.29%, LOC Branch Banking & Trust Co., VRDN (a)	5,400	5,400
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Augustine Apts. Proj.) 0.3%, LOC Fannie Mae, VRDN (a)	3,300	3,300
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.):
Series 1992, 0.75% tender 5/3/10, CP mode	6,200	6,200
Series 1994, 0.75% tender 5/3/10, CP mode	9,260	9,260
JEA Saint Johns River Pwr. Park Sys. Rev. Bonds Series 17 Issue 2, 5.25% 10/1/10	6,970	7,114
Miami-Dade County Indl. Dev. Auth. Rev. (The Cushman School, Inc. Proj.) Series 2002, 0.45%, LOC Bank of America NA, VRDN (a)	3,105	3,105
Orange County Edl. Facilities Auth. Ed. Rev. (Rollins College Proj.) Series 2008, 0.33%, LOC Bank of America NA, VRDN (a)	3,625	3,625
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Obligated Group Proj.) 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	8,550	8,550
(Presbyterian Retirement Cmnty., Inc. Proj.) Series 2006 A, 0.29%, LOC Branch Banking & Trust Co., VRDN (a)	5,300	5,300
(The Nemours Foundation Proj.) Series 2009 C2, 0.28%, VRDN (a)	4,000	4,000
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.35%, LOC Bank of America NA, VRDN (a)	6,085	6,085
Orlando & Orange County Expressway Auth. Rev. Series 2008 B1, 0.33%, LOC Bank of America NA, VRDN (a)	6,825	6,825
Orlando Utils. Commission Util. Sys. Rev. Series 2008, 0.3% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), VRDN (a)	32,500	32,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 0.36%, LOC Northern Trust Co., Chicago, VRDN (a)	$ 6,500	$ 6,500
(Morse Oblig. Group Proj.) Series 2003, 0.3%, LOC TD Banknorth, NA, VRDN (a)	16,800	16,800
(Planned Parenthood Proj.) Series 2002, 0.36%, LOC Northern Trust Co., Chicago, VRDN (a)	2,700	2,700
(Raymond F Kravis Ctr. Proj.) Series 2002, 0.3%, LOC Northern Trust Co., Chicago, VRDN (a)	7,850	7,850
Panama City Beach Participating VRDN Series Solar 2006 129, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	8,995	8,995
Pasco County School Board Ctfs. of Prtn.:
Series 2008 A, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	26,390	26,390
Series 2008 C, 0.33%, LOC Bank of America NA, VRDN (a)	14,100	14,100
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A3, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	8,875	8,875
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	5,150	5,150
Pinellas County School District TAN Series 2009, 1.5% 6/30/10	12,600	12,623
Saint Petersburg Health Facilities Auth. Rev.:
(All Children's Hosp. Proj.):
Series 2005 A1, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	11,610	11,610
Series 2005 A2, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	6,300	6,300
Series 2005 B1, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	14,740	14,740
Series 2005 B2, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	9,235	9,235
(Presbyterian Retirement Cmntys. Proj.) Series 2009, 0.29%, LOC Branch Banking & Trust Co., VRDN (a)	6,600	6,600
Seminole County School District TAN Series 2009, 1.75% 9/23/10	18,000	18,090
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series BA 07 1030, 0.3% (Liquidity Facility Bank of America NA) (a)(e)	14,525	14,525
Series Putters 2473, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,035	1,035
Series Putters 3290, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Sunshine State Govt. Fing. Commission Rev. Series L, 0.4% 5/4/10, LOC Dexia Cr. Local de France, CP	$ 13,800	$ 13,800
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Participating VRDN Series Putters 3324, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,500	2,500
		658,210
Georgia - 3.3%
Atlanta Tax Allocation (Westside Proj.) Series 2008, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	10,900	10,900
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.25%, VRDN (a)	8,200	8,200
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Proj.) 0.3% tender 5/3/10, CP mode	23,000	23,000
Clarke County Hosp. Auth. Rev. Participating VRDN Series Solar 07 31, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	16,600	16,600
Cobb County Dev. Auth. Rev. (Presbyterian Village, Austell, Inc. Obligated Group Proj.) Series 2004 B, 0.31%, LOC Branch Banking & Trust Co., VRDN (a)	3,000	3,000
Cobb County Hsg. Auth. Multi-family Hsg. Rev. 0.27%, LOC Bank of America NA, VRDN (a)	18,475	18,475
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.3%, LOC Bank of America NA, VRDN (a)	7,500	7,500
Fulton County Dev. Auth.:
Participating VRDN Series Solar 07 72, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	11,595	11,595
(Mount Vernon Presbyterian School Proj.) Series 2005, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	5,400	5,400
(Pace Academy, Inc. Proj.) Series 2008, 0.33%, LOC Bank of America NA, VRDN (a)	12,900	12,900
Fulton County Residential Care Facilities (Lenbrook Proj.) Series 2008 C, 0.29%, LOC Bank of Scotland PLC, VRDN (a)	5,300	5,300
Georgia Gen. Oblig. Participating VRDN Series Clipper 07 53, 0.3% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	9,995	9,995
Gwinnet County Hosp. Auth. Rev. (Gwinnett Hosp. Sys., Inc. Proj.) Series 2009 A, 0.3%, LOC Fed. Home Ln. Bank Atlanta, VRDN (a)	17,350	17,350
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN Series Solar 08 0001, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	10,290	10,290
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.):
First Series 2009, 0.25%, VRDN (a)	$ 29,000	$ 29,000
Second Series 2009, 0.25%, VRDN (a)	6,400	6,400
Muni. Elec. Auth. of Georgia BAN:
(Plant Vogtle Additional Units Non-PPA Proj.) Series 2009 A, 1.25% 5/7/10	9,800	9,801
(Plant Vogtle Additional Units PPA-2 Proj.) Series 2009 A, 2% 6/21/10	12,755	12,782
Thomasville Hosp. Auth. Rev. (Archbold Memorial Hosp. Proj.):
Series 2009 A, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	4,000	4,000
Series 2009 B, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	4,100	4,100
		226,588
Hawaii - 0.2%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queen's Health Sys. Proj.) Series 2009 B, 0.31%, LOC Bank of America NA, VRDN (a)	10,000	10,000
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.31%, LOC Freddie Mac, VRDN (a)	5,200	5,200
		15,200
Illinois - 5.7%
Bridgeview Gen. Oblig. Subseries 2008 A1, 0.3%, LOC Northern Trust Co., Chicago, VRDN (a)	17,500	17,500
Chicago Board of Ed. Series 2009 A1, 0.31%, LOC Harris NA, VRDN (a)	10,000	10,000
Chicago Gen. Oblig. Participating VRDN Series Solar 06 38, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	2,500	2,500
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN:
Series BBT 08 60, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	4,385	4,385
Series Solar 06 75, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	7,495	7,495
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 C, 0.34%, LOC Landesbank Baden-Wuert, VRDN (a)	11,600	11,600
Chicago Wtr. Rev.:
Series 2004 A1, 0.29%, LOC California Pub. Employees' Retirement Sys., VRDN (a)	19,865	19,865
Series 2004 A2, 0.29%, LOC California Pub. Employees' Retirement Sys., VRDN (a)	34,515	34,515
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Wtr. Rev.: - continued
Series 2004 A3, 0.3%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	$ 8,395	$ 8,395
DuPage County Rev. (Morton Arboretum Proj.) 0.33%, LOC Bank of America NA, VRDN (a)	6,200	6,200
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 0.31%, LOC Harris NA, VRDN (a)	3,000	3,000
Illinois Edl. Facilities Auth. Revs.:
Participating VRDN Series ROC II R 12278, 0.3% (Liquidity Facility Citibank NA) (a)(e)	5,200	5,200
(Elmhurst College Proj.) Series 2003, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	2,175	2,175
Illinois Fin. Auth. Rev.:
Participating VRDN:
Series BA 08 1205, 0.3% (Liquidity Facility Bank of America NA) (a)(e)	4,165	4,165
Series EGL 06 118, Class A, 0.3% (Liquidity Facility Citibank NA) (a)(e)	9,450	9,450
Series Putters 3288Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,000	3,000
(Alexian Brothers Health Sys. Proj.) Series 2004, 0.31%, LOC JPMorgan Chase Bank, VRDN (a)	34,800	34,800
(Chicago Historical Society Proj.) Series 2006, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	30,175	30,175
(Children's Memorial Hosp. Proj.) Series 2008 D, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	22,300	22,300
(Little Co. of Mary Hosp. Proj.):
Series 2008 A, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	4,775	4,775
Series 2008 B, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	23,865	23,865
(Museum of Science & Industry Proj.) Series 2009 C, 0.32%, LOC Harris NA, VRDN (a)	5,500	5,500
(Northwest Cmnty. Hosp. Proj.):
Series 2008 B, 0.26%, LOC Wells Fargo Bank NA, VRDN (a)	5,500	5,500
Series 2008 C, 0.26%, LOC Wells Fargo Bank NA, VRDN (a)	7,000	7,000
(OSF Healthcare Sys. Proj.) Series 2009 C, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	13,000	13,000
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.29%, LOC Northern Trust Co., Chicago, VRDN (a)	3,600	3,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2008, 0.3%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	$ 6,580	$ 6,580
(The Art Institute of Chicago Proj.):
Series 2009 B1, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	5,000	5,000
Series 2009 B2, 0.3%, LOC Northern Trust Co., Chicago, VRDN (a)	2,600	2,600
(Trinity Int'l. Univ. Proj.) Series 2009, 0.3%, LOC Fed. Home Ln. Bank Chicago, VRDN (a)	10,000	10,000
Illinois Health Facilities Auth. Rev.:
Bonds:
(Advocate Health Care Network Proj.) Series 2000, 6.25% 11/15/12 (Pre-Refunded to 11/15/10 @ 100) (d)	4,425	4,564
(Passavant Memorial Area Hosp. Assoc. Proj.) Series 2001, 5.65% 10/1/16 (Pre-Refunded to 10/1/10 @ 101) (d)	4,850	5,002
(Evanston Hosp. Proj.) Series 1996, 0.29% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	13,500	13,500
Illinois Reg'l. Trans. Auth. Participating VRDN Series GS 06 40TP, 0.3% (Liquidity Facility Wells Fargo & Co.) (a)(e)	3,430	3,430
Lisle Village Multi-family Hsg. Rev. (Four Lakes Phase V-Lisle) Series 1996, 0.32%, LOC Bank of America NA, VRDN (a)	12,500	12,500
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 0.46%, LOC Bank of America NA, VRDN (a)	4,875	4,875
Metropolitan Wtr. Reclamation District of Greater Chicago Participating VRDN Series Clipper 07 12, 0.33% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	10,350	10,350
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2004, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	4,000	4,000
Univ. of Illinois Rev.:
(Health Svcs. Facilities Sys. Proj.) Series 1997 B, 0.35%, LOC Landesbank Hessen-Thuringen, VRDN (a)	900	900
(UIC South Campus Dev. Proj.) Series 2008, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	9,500	9,500
		392,761
Indiana - 2.8%
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.31%, LOC JPMorgan Chase Bank, VRDN (a)	18,280	18,280
Hamilton Southeastern Indiana Consolidated School Bldg. Corp. Participating VRDN Series Solar 07 06, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	11,520	11,520
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Dev. Fin. Auth. Envir. Rev. Series 2005, 0.28%, LOC Royal Bank of Scotland PLC, VRDN (a)	$ 12,000	$ 12,000
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	4,000	4,000
Indiana Edl. Facilities Auth. Rev.:
(Franklin College Proj.) Series 2003, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	8,600	8,600
(Hanover College Proj.) Series 2004 B, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	2,365	2,365
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 D, 0.3%, LOC Bank of America NA, VRDN (a)	11,500	11,500
Series 2008 G, 0.27%, LOC Bank of New York, New York, VRDN (a)	15,750	15,750
Series 2008 J, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	9,900	9,900
Indiana Fin. Auth. Rev.:
Bonds:
(Ascension Health Proj.) Series 2008 E7, 0.33%, tender 6/15/10 (a)	6,490	6,490
(Ascension Health Sr. Cr. Group Proj.) Series 2008 E4, 0.39%, tender 5/17/10 (a)	8,000	8,000
Participating VRDN:
Series BBT 08 12, 0.3% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	11,810	11,810
Series Putters 3634, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	8,000	8,000
(Columbus Reg'l. Hosp. Proj.) Series 2009 A, 0.29%, LOC Nat'l. City Bank Cleveland, VRDN (a)	7,545	7,545
Indiana Health & Edl. Facilities Fing. Auth. Rev.:
Participating VRDN Series Solar 07 63, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	15,400	15,400
(Clarion Health Obligated Group Proj.):
Series 2005 C, 0.29%, LOC Branch Banking & Trust Co., VRDN (a)	26,900	26,900
Series 2005 D, 0.29%, LOC Branch Banking & Trust Co., VRDN (a)	3,180	3,180
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.):
Series 2000, 0.33%, LOC Bank of America NA, VRDN (a)	4,945	4,945
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.): - continued
Series 2006, 0.33%, LOC Bank of America NA, VRDN (a)	$ 5,000	$ 5,000
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,800	4,800
		195,985
Iowa - 0.7%
Des Moines Metropolitan Wastewtr. Reclamation Auth. Swr. Rev. Participating VRDN Series Solar 06 84, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	6,420	6,420
Iowa Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2000 D, 0.29%, VRDN (a)	40,400	40,400
		46,820
Kansas - 0.1%
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN Series 2010 I, 0.625% 3/1/11	9,500	9,509
Kentucky - 0.3%
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	18,185	18,185
Louisiana - 2.8%
Ascension Parish Indl. Dev. Board Rev. (IMTT-Geismar Proj.) Series 2007, 0.3%, LOC Fed. Home Ln. Bank Atlanta, VRDN (a)	17,000	17,000
Louisiana Gas & Fuel Tax Rev.:
Participating VRDN Series Solar 06 133, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	3,370	3,370
Series 2009 A1, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	8,000	8,000
Louisiana Gen. Oblig. Series 2008 A, 0.28%, LOC BNP Paribas SA, VRDN (a)	60,600	60,600
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	12,375	12,375
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. (Celtic Mgmt. Corp. Proj.) Series 2008, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	10,000	10,000
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.):
Series 2005 B, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	30,000	30,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.): - continued
Series 2008 A, 0.31%, LOC JPMorgan Chase Bank, VRDN (a)	$ 9,000	$ 9,000
Louisiana Pub. Facilities Auth. Rev.:
(C-Port LLC Proj.) Series 2008, 0.33%, LOC Bank of America NA, VRDN (a)	6,000	6,000
(Christus Health Proj.) Series 2009 B3, 0.27%, LOC Bank of New York, New York, VRDN (a)	4,000	4,000
(CommCare Corp. Proj.) Series 2008 A, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	4,400	4,400
(Int'l.-Matex Tank Terminals Proj.) Series 2007, 0.3%, LOC Fed. Home Ln. Bank Atlanta, VRDN (a)	20,000	20,000
Saint James Parish Poll. Cont. Rev. Bonds (Texaco Proj.) Series 1988 B, 0.26% tender 5/3/10, CP mode	11,915	11,915
		196,660
Maine - 0.1%
Maine Health Student Finl. Auth. Participating VRDN Series Solar 06 122, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	7,960	7,960
Maryland - 2.5%
Anne Arundel County Gen. Oblig. Participating VRDN Series BBT 08 10, 0.3% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	13,750	13,750
Maryland Econ. Dev. Auth. Rev. (Associated Projs.) Series A, 0.33%, LOC Bank of America NA, VRDN (a)	2,825	2,825
Maryland Econ. Dev. Corp. Rev. (Constellation Energy Group, Inc. Proj.) Series 2006 A, 0.31%, LOC Wells Fargo Bank NA, VRDN (a)	6,750	6,750
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series BBT 08 46, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	3,835	3,835
(Adventist Healthcare Proj.) Series 2005 A, 0.3%, LOC Bank of America NA, VRDN (a)	3,000	3,000
(Mercy Med. Ctr. Proj.):
Series 2007 B, 0.32%, LOC Bank of America NA, VRDN (a)	3,900	3,900
Series 2007 C, 0.31%, LOC Bank of America NA, VRDN (a)	34,495	34,495
Series 2007 D, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	18,100	18,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 A, 0.4%, LOC Citizens Bank of Pennsylvania, VRDN (a)	$ 14,200	$ 14,200
Series 2008 B, 0.29%, LOC Bank of America NA, VRDN (a)	1,500	1,500
Series 2008 C, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	17,000	17,000
(Villa Julie College, Inc. Proj.) Series 2005, 0.31%, LOC Bank of America NA, VRDN (a)	18,460	18,460
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2003 A, 0.3%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	10,570	10,570
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.33%, LOC Bank of America NA, VRDN (a)	4,830	4,830
Montgomery County Gen. Oblig. Series 2006 A, 0.35% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	3,900	3,900
Montgomery County Hsg. Opportunities Commission Series 2002 C, 0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	7,965	7,965
Prince George's County Rev. (Collington Episcopal Proj.) Series 2006 A, 0.3%, LOC Bank of America NA, VRDN (a)	9,470	9,470
		174,550
Massachusetts - 1.6%
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Participating VRDN:
Series DC 8030, 0.35% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	10,000	10,000
Series PT 4368, 0.29% (Liquidity Facility Wells Fargo & Co.) (a)(e)	5,000	5,000
Series 2008 A1, 0.32% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,500	1,500
Series 2008 A2, 0.27% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	10,900	10,900
Massachusetts Gen. Oblig.:
(Central Artery Proj.) Series 2000 A, 0.3% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	3,845	3,845
Series 2001 C, 0.28% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	13,300	13,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN Series ROC II R 10416, 0.31% (Liquidity Facility Citibank NA) (a)(e)	$ 22,750	$ 22,750
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.72% tender 5/5/10, CP mode	8,000	8,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 07 0031, 0.31% (Liquidity Facility Citibank NA) (a)(e)	13,000	13,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 C, 0.3% (Liquidity Facility Bayerische Landesbank), VRDN (a)	24,400	24,400
		112,695
Michigan - 2.0%
Eastern Michigan Univ. Revs. Series 2009 A, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	4,000	4,000
Farmington Hills Hosp. Fin. Auth. Hosp. Rev. (Botsford Gen. Hosp. Proj.) Series 2008 A, 0.28%, LOC U.S. Bank NA, Minnesota, VRDN (a)	1,000	1,000
Grand Valley Michigan State Univ. Rev. Series 2005, 0.28%, LOC Nat'l. City Bank Cleveland, VRDN (a)	9,840	9,840
Michigan Hosp. Fin. Auth. Rev.:
Bonds (Trinity Health Sys. Proj.) Series 2008 C, 0.27% tender 7/8/10, CP mode	20,000	20,000
Participating VRDN Series ROC II R 11676, 0.31% (Liquidity Facility Citibank NA) (a)(e)	2,650	2,650
(Munising Memorial Hosp. Assoc. Proj.) Series 2006, 0.35%, LOC Banco Santander SA, VRDN (a)	6,200	6,200
(Trinity Health Sys. Proj.) Series 2005 E, 0.25%, VRDN (a)	17,750	17,750
Michigan Strategic Fund Ltd. Oblig. Rev. (Van Andel Research Institute Proj.) Series 2008, 0.3%, LOC Bank of America NA, VRDN (a)	75,000	75,000
		136,440
Minnesota - 0.5%
Bloomington Sr. Hsg. Rev. (Presbyterian Homes Proj.) Series 2008, 0.27%, LOC Freddie Mac, VRDN (a)	5,000	5,000
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.3%, LOC Fannie Mae, VRDN (a)	2,550	2,550
Robbinsdale Gen. Oblig. (North Memorial Health Care Proj.) Series 2008 A1, 0.27%, LOC Wells Fargo Bank NA, VRDN (a)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Saint Cloud Health Care Rev. (CentraCare Health Sys. Proj.) Series 2009 A, 0.25%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	$ 13,025	$ 13,025
Univ. of Minnesota Series 2001 C, 0.35% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	8,605	8,605
		34,180
Mississippi - 1.1%
Mississippi Dev. Bank Spl. Oblig.:
Bonds Series Solar 06 0153, 0.3%, tender 5/7/10 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	6,055	6,055
(East Mississippi Correctional Facility Proj.) Series 2008 B, 0.33%, LOC Bank of America NA, VRDN (a)	32,000	32,000
(Harrison County Proj.) Series 2008 A2, 0.33%, LOC Bank of America NA, VRDN (a)	13,525	13,525
Mississippi Gen. Oblig. 0.3% (Liquidity Facility Bank of America NA), VRDN (a)	24,100	24,100
		75,680
Missouri - 0.8%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. (MetroLink Cross County Extension Proj.) Series 2005 A, 0.31%, LOC JPMorgan Chase Bank, VRDN (a)	8,400	8,400
Curators of the Univ. of Missouri BAN Series 2009 A, 2% 6/30/10	10,000	10,025
Kansas City Indl. Dev. Auth. (Ewing Marion Kauffman Foundation Prog.) 0.29%, VRDN (a)	1,260	1,260
Kansas City Indl. Dev. Auth. Student Hsg. Facilities Rev. (Oak Street West Proj.) Series 2006, 0.3%, LOC Bank of America NA, VRDN (a)	5,050	5,050
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
Bonds (Cox Health Proj.) Series B, 0.28% tender 7/7/10, LOC Bank of Nova Scotia New York Branch, CP mode	13,000	13,000
(BJC Health Sys. Proj.) Series 2008 C, 0.25%, VRDN (a)	2,000	2,000
(SSM Health Care Sys. Proj.) Series 2005 A1, 0.3%, LOC Bank of America NA, VRDN (a)	2,600	2,600
Missouri Health & Edl. Facilities Auth. Rev. (Lutheran Sr. Svcs. Proj.) Series 2008, 0.29%, LOC U.S. Bank NA, Minnesota, VRDN (a)	14,000	14,000
		56,335
Nebraska - 1.1%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.3% (Liquidity Facility Royal Bank of Canada), VRDN (a)	16,100	16,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Lincoln Elec. Sys. Rev. Series 2005, 0.25% 5/5/10, CP	$ 28,000	$ 28,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2008 G, 0.25% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)	10,785	10,785
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series BBT 2060, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	23,030	23,030
		77,915
Nevada - 1.7%
Clark County Arpt. Rev.:
Series 2008 D2, 0.34%, LOC Landesbank Baden-Wuert, VRDN (a)	24,900	24,900
Series 2008 D3, 0.35%, LOC Bayerische Landesbank, VRDN (a)	17,715	17,715
Clark County Fuel Tax:
Participating VRDN Series ROC II R 11507, 0.31% (Liquidity Facility Citibank NA) (a)(e)	4,500	4,500
Series 2008 A:
0.27% 5/6/10, LOC California Teachers Retirement Sys., LOC State Street Bank & Trust Co., Boston, CP	4,300	4,300
0.27% 6/9/10, LOC BNP Paribas SA, CP	2,350	2,350
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2009 A, 0.31%, LOC JPMorgan Chase Bank, VRDN (a)	2,000	2,000
Clark County Wtr. Reclamation District Participating VRDN Series Putters 3366Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,085	6,085
Las Vegas New Convention & Visitors Auth. Rev. Series 2006 B, 0.25% 6/15/10, LOC Bank of Nova Scotia New York Branch, LOC Fortis Banque SA, CP	16,000	16,000
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2006 B, 0.35% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	5,055	5,055
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2009 A, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	28,540	28,540
Series 2009 B, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	8,970	8,970
		120,415
New Hampshire - 0.1%
New Hampshire Health & Ed. Facilities Auth. Rev. (Exeter Hosp. Obligated Group Proj.) Series 2001 B, 0.35%, LOC Bank of America NA, VRDN (a)	7,365	7,365
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Jersey - 1.1%
Essex County Gen. Oblig. TAN Series 2010 A, 0.75% 8/26/10	$ 9,000	$ 9,013
New Jersey Gen. Oblig. TRAN Series 2010 B, 2.5% 6/24/10	56,400	56,563
Union County Gen. Oblig. BAN 1.75% 7/1/10	11,500	11,523
		77,099
New Mexico - 1.0%
New Mexico Fin. Auth. Trans. Rev.:
Series 2008 A1, 0.26%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	6,200	6,200
Series 2008 B1, 0.26%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	32,940	32,940
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.3% (Liquidity Facility Royal Bank of Canada), VRDN (a)	28,700	28,700
		67,840
New York - 4.3%
Liberty Dev. Corp. Rev. (377 Greenwich LLC Proj.) Series 2004, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	1,600	1,600
New York City Gen. Oblig.:
Participating VRDN Series Solar 07 91, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	10,050	10,050
Series 2006 I4, 0.29%, LOC Bank of New York, New York, VRDN (a)	4,000	4,000
Series 2008 J10, 0.27% (Liquidity Facility BNP Paribas SA), VRDN (a)	30,000	30,000
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.3%, LOC RBS Citizens NA, VRDN (a)	19,000	19,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN Series ROC II R 10381, 0.31% (Liquidity Facility Citibank NA) (a)(e)	6,105	6,105
Series 7, 0.3% 5/3/10, CP	11,300	11,300
Series 8, 0.3% 5/13/10, CP	13,200	13,200
New York City Transitional Fin. Auth. Rev. Series 2001 A, 0.31% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	26,150	26,150
New York Dorm. Auth. Revs.:
Participating VRDN:
Series EGL 06 47 Class A, 0.31% (Liquidity Facility Citibank NA) (a)(e)	13,500	13,500
Series ROC II R 11735, 0.31% (Liquidity Facility Citibank NA) (a)(e)	10,395	10,395
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(The Culinary Institute of America Proj.) Series 2004 C, 0.29%, LOC TD Banknorth, NA, VRDN (a)	$ 12,800	$ 12,800
New York Hsg. Fin. Agcy. Rev.:
(505 West 37th Street Proj.) Series 2009 B, 0.3%, LOC Landesbank Hessen-Thuringen, VRDN (a)	4,800	4,800
(MF Associates Proj.) Series 1991, 0.31%, LOC Landesbank Hessen-Thuringen, VRDN (a)	54,900	54,900
(Taconic West 17th St. Proj.) Series 2009 A, 0.31%, LOC Fannie Mae, VRDN (a)	15,000	15,000
New York Hsg. Fin. Svc. Contract Rev. Series 2003 L, 0.29%, LOC Bank of America NA, VRDN (a)	4,130	4,130
New York Metropolitan Trans. Auth. Rev.:
Series A, 0.3% 6/14/10, LOC ABN-AMRO Bank NV, CP	20,000	20,000
Series C, 0.35% 5/4/10, LOC ABN-AMRO Bank NV, CP	4,600	4,600
New York Thruway Auth. Gen. Rev. Participating VRDN Series Solar 06 17, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	15,000	15,000
New York Urban Dev. Corp. Rev.:
Series 2008 A1, 0.25%, LOC Wells Fargo Bank NA, VRDN (a)	3,000	3,000
Series 2008 A5, 0.25%, LOC TD Banknorth, NA, VRDN (a)	16,800	16,800
		296,330
North Carolina - 4.1%
Charlotte Gen. Oblig. Participating VRDN Series BC 09 36B, 0.31% (Liquidity Facility Barclays Bank PLC) (a)(e)	10,960	10,960
Charlotte Int'l. Arpt. Rev.:
(Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.32%, LOC Bank of America NA, VRDN (a)	2,700	2,700
Series 2010 C, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	6,200	6,200
Charlotte Wtr. & Swr. Sys. Rev.:
Participating VRDN Series Putters 3443, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,150	6,150
Series 2002 B, 0.3% (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	17,200	17,200
Series 2006 B, 0.3% (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	15,000	15,000
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.32% (Liquidity Facility Bank of America NA), VRDN (a)	6,620	6,620
Guilford County Gen. Oblig. Series 2007 B, 0.29% (Liquidity Facility Branch Banking & Trust Co.), VRDN (a)	2,700	2,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
New Hanover County Hosp. Rev. (New Hanover Reg'l. Med. Ctr. Proj.) Series 2008 B, 0.31%, LOC RBC Centura Bank, Rocky Mount, VRDN (a)	$ 4,400	$ 4,400
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series 2005 A, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	6,875	6,875
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Campbell Univ. Proj.) Series 2009, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	5,925	5,925
(High Point Univ. Rev.) Series 2006, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	10,085	10,085
North Carolina Cap. Facilities Fin. Agcy. Exempt Facilities Rev. (Republic Svcs., Inc. Proj.):
Series 2004, 0.31%, LOC Bank of America NA, VRDN (a)	12,500	12,500
Series 2007, 0.31%, LOC Bank of America NA, VRDN (a)	5,000	5,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 0139, 0.31% (Liquidity Facility Citibank NA) (a)(e)	2,800	2,800
Series EGL 07 0015, 0.31% (Liquidity Facility Citibank NA) (a)(e)	10,890	10,890
Series Putters 3331, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,995	4,995
North Carolina Edl. Facilities Fin. Agcy. Rev.:
(Providence Day School Proj.) Series 1999, 0.33%, LOC Bank of America NA, VRDN (a)	9,280	9,280
(Queens College Proj.) Series 1999 B, 0.3%, LOC Bank of America NA, VRDN (a)	1,100	1,100
North Carolina Gen. Oblig. Series 2002 D, 0.31% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	4,200	4,200
North Carolina Med. Care Commission Health Care Facilities Rev.:
Participating VRDN Series ROC II R 11849, 0.3% (Liquidity Facility Citibank NA) (a)(e)	2,540	2,540
(Deerfield Episcopal Retirement Cmnty. Proj.) Series 2008 B, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	10,000	10,000
(Friends Homes, Inc. Proj.) Series 2003, 0.32%, LOC Bank of America NA, VRDN (a)	4,800	4,800
(Univ. Health Systems of Eastern Carolina):
Series 2008 A1, 0.3%, LOC Bank of America NA, VRDN (a)	2,730	2,730
Series 2008 A2, 0.32%, LOC Bank of America NA, VRDN (a)	5,860	5,860
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Commission Health Care Facilities Rev.: - continued
(Univ. Health Systems of Eastern Carolina):
Series 2008 B1, 0.28%, LOC Branch Banking & Trust Co., VRDN (a)	$ 8,555	$ 8,555
(Wake Forest Univ. Proj.) Series 2008 C, 0.33%, LOC Bank of America NA, VRDN (a)	5,810	5,810
(Watauga Med. Ctr. Proj.) Series 2005, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	1,335	1,335
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.):
Series 2003 A, 0.3%, LOC Bank of America NA, VRDN (a)	20,275	20,275
Series 2003 B, 0.3%, LOC Bank of America NA, VRDN (a)	19,600	19,600
Piedmont Triad Arpt. Auth. Series 2008 A, 0.33%, LOC Branch Banking & Trust Co., VRDN (a)	6,200	6,200
Sampson County Gen. Oblig. Ctfs. of Prtn. Bonds Series Solar 06 0160, 0.29%, tender 5/7/10 (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	2,500	2,500
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN:
Series BA 08 1085, 0.3% (Liquidity Facility Bank of America NA) (a)(e)	6,900	6,900
Series BBT 08 19, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	25,725	25,725
Series EGL 05 3014 Class A, 0.31% (Liquidity Facility Citibank NA) (a)(e)	7,700	7,700
Wake County Gen. Oblig. Series 2003 C, 0.31% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	6,710	6,710
		282,820
Ohio - 2.2%
Akron Bath Copley Hosp. District Rev. Series B, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	5,200	5,200
Franklin County Health Care Facilities Rev. (Presbyterian Retirement Svcs. Proj.) Series 2005 B, 0.29%, LOC Nat'l. City Bank Cleveland, VRDN (a)	14,385	14,385
Franklin County Hosp. Rev. (OhioHealth Corp. Proj.) Series D, 0.28%, LOC U.S. Bank NA, Minnesota, VRDN (a)	3,000	3,000
Fulton County Gen. Oblig. Rev. (Fulton County Health Ctr. Proj.) Series 2005, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	9,760	9,760
Hamilton County Hosp. Facilities Rev. (Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 A, 0.28%, LOC JPMorgan Chase Bank, VRDN (a)	7,860	7,860
Hudson City Gen. Oblig. BAN Series 2009, 2% 10/6/10	6,150	6,187
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 A, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	$ 28,500	$ 28,500
Lancaster Port Auth. Gas Rev. 0.3% (Liquidity Facility Royal Bank of Canada), VRDN (a)	6,635	6,635
Miamisburg City School District BAN (School Facilities Construction and Impt. Proj.) Series 2009, 2% 7/22/10	6,300	6,317
Middletown Dev. Rev. (Bishop Fenwick High School Proj.) 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	3,800	3,800
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.) Series A, 0.4%, VRDN (a)	4,300	4,300
(Ohio Valley Elec. Corp. Proj.):
Series 2009 A, 0.28%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	5,900	5,900
Series 2009 B, 0.28%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	2,500	2,500
Ohio Gen. Oblig.:
Participating VRDN Series BBT 3, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	5,730	5,730
(Infrastructure Impt. Proj.) Series 2003 B, 0.3%, VRDN (a)	2,900	2,900
Ohio Gen. Oblig. Rev. Bonds (Major New State Infrastructure Proj.) Series 2002-1, 5% 6/15/10	2,510	2,524
Ohio Higher Edl. Facility Commission Rev.:
Bonds (Cleveland Clinic Proj.) Series 2008 B6, 0.27% tender 6/3/10, CP mode	10,000	10,000
(Antioch Univ. Proj.) 0.3%, LOC Nat'l. City Bank Cleveland, VRDN (a)	5,095	5,095
(Ohio Northern Univ. Proj.) Series 2008 A, 0.33%, LOC JPMorgan Chase Bank, VRDN (a)	10,000	10,000
(Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.44%, LOC RBS Citizens NA, VRDN (a)	10,300	10,300
Olentangy Local School District Participating VRDN Series Solar 07-7, 0.28% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	4,865	4,865
		155,758
Oklahoma - 0.4%
Oklahoma Dev. Fin. Auth. Continuing Care Retirement Cmnty. Rev. (Inverness Village Proj.) Series 2007 A, 0.32%, LOC KBC Bank NV, VRDN (a)	15,615	15,615
Univ. Hospitals Trust Rev. Series 2005 A, 0.33%, LOC Bank of America NA, VRDN (a)	10,250	10,250
		25,865
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - 2.7%
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.) Series 2003 D, 0.31% tender 6/4/10, CP mode	$ 8,000	$ 8,000
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 0.34%, LOC Bank of Scotland PLC, VRDN (a)	47,365	47,365
Oregon Facilities Auth. Rev. (Lewis & Clark College Proj.) Series 2008 A, 0.32%, LOC Wells Fargo Bank NA, VRDN (a)	19,500	19,500
Oregon Health and Science Univ. Spl. Rev.:
Series 2009 B1, 0.27%, LOC U.S. Bank NA, Minnesota, VRDN (a)	9,000	9,000
Series 2009 B2, 0.27%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,900	4,900
Port of Portland Arpt. Rev. Series 2009 A1, 0.28%, LOC Bank of America NA, VRDN (a)	29,000	29,000
Portland Gen. Oblig. TAN (Fire and Police Disability and Retirement Fund Proj.) Series 2009, 2.5% 6/24/10	14,000	14,042
Portland Hsg. Auth. Rev. (RAC Hsg. Proj.) Series 2009, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	23,155	23,155
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.27%, LOC U.S. Bank NA, Minnesota, VRDN (a)	22,000	22,000
Yamhill County Rev. (George Fox Univ. Proj.) Series A, 0.33%, LOC Bank of America NA, VRDN (a)	11,380	11,380
		188,342
Pennsylvania - 7.3%
Allegheny County Series C58A, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	16,445	16,445
Allegheny County Indl. Dev. Auth. Health & Hsg. Facilities Rev. (Longwood at Oakmont, Inc. Proj.) Series 2008 B, 0.38%, LOC Citizens Bank of Pennsylvania, VRDN (a)	26,585	26,585
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,300	4,300
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.):
Series 2005 A, 0.29%, LOC Barclays Bank PLC, VRDN (a)	18,350	18,350
Series 2006 B, 0.29%, LOC Citibank NA, VRDN (a)	13,400	13,400
Berks County Indl. Dev. Auth. Rev. (Kutztown Univ. Foundation, Inc. Proj.) Series 2004, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	6,400	6,400
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2009 A, 0.29%, LOC Branch Banking & Trust Co., VRDN (a)	4,500	4,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Butler County Indl. Dev. Auth. Rev. (Concordia Lutheran Health & Human Care Proj.) Series 2008 A, 0.3%, LOC Bank of America NA, VRDN (a)	$ 5,825	$ 5,825
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.5%, LOC Citizens Bank of Pennsylvania, VRDN (a)	9,300	9,300
Chester County Indl. Dev. Auth. Student Hsg. Rev. Series 2008 A, 0.28%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)	17,000	17,000
Delaware County Auth. College Rev. (Haverford College Proj.) Series 2008, 0.28%, VRDN (a)	5,100	5,100
Delaware County Auth. Rev. (Riddle Village Proj.) Series 2006, 0.3%, LOC Banco Santander SA, VRDN (a)	21,500	21,500
Delaware County Indl. Dev. Auth. Rev.:
(Resource Recovery Facility Proj.) Series 1997 G:
0.25%, VRDN (a)	1,235	1,235
0.25%, VRDN (a)	4,495	4,495
Series 1997 G, 0.25%, VRDN (a)	4,130	4,130
Doylestown Hosp. Auth. Hosp. Rev. Series 2008 B, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,700	4,700
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 3446, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,020	2,020
Lancaster Indl. Dev. Auth. Rev. (Willow Valley Retirement Proj.) Series 2009 B, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,500	2,500
Northeastern Pennsylvania Hosp. and Ed. Auth. Rev. (The Commonwealth Med. College Proj.) Series 2009, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	5,700	5,700
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.) Series 2009 A, 0.32% (Sunoco, Inc. Guaranteed), LOC JPMorgan Chase Bank, VRDN (a)	17,850	17,850
Pennsylvania Gen. Oblig.:
Participating VRDN Series ROC II R 11505, 0.31% (Liquidity Facility Citibank NA) (a)(e)	4,100	4,100
TAN 1.5% 6/30/10	76,000	76,150
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(California Univ. of Pennsylvania Student Hsg. Proj.) Series 2006 A, 0.28%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)	11,840	11,840
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 0.28%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (a)	18,070	18,070
(King's College Proj.) Series 2001 H6, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,925	3,925
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
(Marywood Univ. Proj.) Series 2005 A, 0.29%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	$ 3,140	$ 3,140
(Philadelphia Univ. Proj.) Series 2009, 0.28%, LOC TD Banknorth, NA, VRDN (a)	2,400	2,400
(St. Joseph's Univ. Proj.):
Series 2008 B, 0.37%, LOC Citizens Bank of Pennsylvania, VRDN (a)	10,700	10,700
Series 2008 C, 0.25%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,100	3,100
(Univ. of Pennsylvania Health Sys. Proj.) Series 2008 A, 0.3%, LOC Bank of America NA, VRDN (a)	2,280	2,280
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 0.3%, LOC Bank of America NA, VRDN (a)	28,925	28,925
Series 2008 B2, 0.3%, LOC Bank of America NA, VRDN (a)	5,000	5,000
Series 2008 B4, 0.32%, LOC Bank of America NA, VRDN (a)	9,800	9,800
Series 2008 B5, 0.32%, LOC Bank of America NA, VRDN (a)	6,200	6,200
Philadelphia School District:
Series 2008 A1, 0.3%, LOC Bank of America NA, VRDN (a)	13,700	13,700
Series 2008 A3, 0.3%, LOC Bank of America NA, VRDN (a)	8,800	8,800
Series 2008 B1, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	8,000	8,000
Series 2008 D1, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	13,000	13,000
Series 2008 D2, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	6,165	6,165
Philadelphia Wtr. & Wastewtr. Rev.:
Series 1997 B, 0.29%, LOC Bank of America NA, VRDN (a)	1,120	1,120
Series 2005 B, 0.3%, LOC Bank of America NA, VRDN (a)	4,725	4,725
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 0.31%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	8,725	8,725
Southeastern Pennsylvania Trans. Auth. Rev. Series 2007, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	27,700	27,700
St. Mary Hosp. Auth. Bucks County (Catholic Health Initiatives Proj.) Series 2004 B, 0.31% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	8,100	8,100
State Pub. School Bldg. Auth. Rev. (North Hills School District Proj.) Series 2008, 0.4%, LOC RBS Citizens NA, VRDN (a)	3,545	3,545
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Participating VRDN Series WF 09 38C, 0.3% (Liquidity Facility Wells Fargo & Co.) (a)(e)	6,000	6,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Washington County Auth. Rev. 0.25%, VRDN (a)	$ 3,270	$ 3,270
Washington County Hosp. Auth. Rev. (Washington Hosp. Proj.) Series 2007 B, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	10,600	10,600
West Cornwall Township Muni. Auth. (Lebanon Valley Brethren Home Proj.) Series 2006, 0.3%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,455	3,455
		503,870
Rhode Island - 0.5%
Narragansett Bay Cmnty. Wastewtr. Sys. Rev. Participating VRDN Series Solar 07 16, 0.31% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	12,395	12,395
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Brown Univ. Proj.) Series 2001 A, 0.27%, VRDN (a)	4,200	4,200
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Rhode Island School of Design Proj.) Series 2008 A, 0.32%, LOC Bank of America NA, VRDN (a)	9,820	9,820
(Roger Williams Univ. Proj.) Series 2008 B, 0.33%, LOC Bank of America NA, VRDN (a)	5,000	5,000
		31,415
South Carolina - 3.0%
Charleston Wtrwks. & Swr. Rev.:
Series 2006 B, 0.29% (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	21,500	21,500
Series A, 0.31% (Liquidity Facility Bank of America NA), VRDN (a)	19,405	19,405
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	15,100	15,100
Horry County School District Participating VRDN Series ROC II R 754 PB, 0.34% (Liquidity Facility Deutsche Postbank AG) (a)(e)	5,605	5,605
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.35%, VRDN (a)	18,700	18,700
South Carolina Gen. Oblig. Participating VRDN Series ROC II R 692W, 0.3% (Liquidity Facility Wells Fargo & Co.) (a)(e)	4,115	4,115
South Carolina Jobs-Econ. Dev. Auth.:
(AnMed Health Proj.):
Series 2009 A, 0.28%, LOC Branch Banking & Trust Co., VRDN (a)	8,800	8,800
Series 2009 C, 0.28%, LOC Branch Banking & Trust Co., VRDN (a)	14,100	14,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth.: - continued
(Palmetto Health Proj.):
Series 2008 A, 0.33%, LOC Bank of America NA, VRDN (a)	$ 26,000	$ 26,000
Series 2008 B, 0.33%, LOC Bank of America NA, VRDN (a)	16,300	16,300
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.34%, LOC Landesbank Baden-Wuert, VRDN (a)	4,385	4,385
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series ROC II R 11426, 0.31% (Liquidity Facility Citibank NA) (a)(e)	10,600	10,600
South Carolina Trans. Infrastructure Bank Rev.:
Series 2003 B1, 0.31%, LOC Bank of America NA, VRDN (a)	5,920	5,920
Series 2003 B2, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	17,150	17,150
Sumter County Gen. Oblig. BAN Series 2009, 1.5% 6/2/10	14,800	14,812
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.7% tender 5/3/10, CP mode	5,400	5,400
		207,892
South Dakota - 0.2%
South Dakota Hsg. Dev. Auth. (Homeownership Mtg. Proj.) Series 2009 A, 0.28% (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (a)	14,800	14,800
Tennessee - 1.8%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 0.33%, LOC Bank of America NA, VRDN (a)	8,245	8,245
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 0.36%, LOC Bank of America NA, VRDN (a)	3,400	3,400
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 B, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	4,225	4,225
Jackson Energy Auth. Wastewtr. Sys. Rev. Series 2009, 0.36%, LOC Bank of America NA, VRDN (a)	9,000	9,000
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.):
Series 2008 A, 0.33%, LOC Landesbank Baden-Wuert, VRDN (a)	4,300	4,300
Series 2008 B, 0.33%, LOC Landesbank Baden-Wuert, VRDN (a)	4,800	4,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Memphis Gen. Oblig. BAN 2% 5/18/10	$ 12,200	$ 12,208
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.36%, LOC Bank of America NA, VRDN (a)	14,800	14,800
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.36%, LOC Bank of America NA, VRDN (a)	6,300	6,300
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	20,000	20,000
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Participating VRDN Series Putters 3528, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,060	5,060
Shelby County Gen. Oblig.:
Series 2004 B, 0.29% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	24,585	24,585
Series 2006 C, 0.34% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	8,000	8,000
Tennessee Gen. Oblig. Series A, 0.3% 6/8/10 (Liquidity Facility Tennessee Consldatd Retire Sys.), CP	3,000	3,000
		127,923
Texas - 10.4%
Austin Gen. Oblig. Bonds Series 2009 A, 2.5% 9/1/10	9,455	9,520
Austin Util. Sys. Rev. Series A, 0.34% 6/1/10, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	30,500	30,500
Austin Wtr. & Wastewtr. Sys. Rev. Series 2008, 0.3%, LOC Dexia Cr. Local de France, VRDN (a)	2,500	2,500
Caddo Mills Independent School District Participating VRDN Series DB 473, 0.3% (Liquidity Facility Deutsche Bank AG) (a)(e)	5,227	5,227
Cypress-Fairbanks Independent School District Participating VRDN Series DB 597, 0.3% (Liquidity Facility Deutsche Bank AG) (a)(e)	3,830	3,830
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 11716, 0.31% (Liquidity Facility Citibank NA) (a)(e)	8,285	8,285
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series Solar 06 60, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	11,440	11,440
Fort Bend Independent School District Participating VRDN Series WF 09 49C, 0.3% (Liquidity Facility Wells Fargo & Co.) (a)(e)	4,925	4,925
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Friendswood Independent School District Participating VRDN Series BA 08 3036X, 0.3% (Liquidity Facility Bank of America NA) (a)(e)	$ 8,635	$ 8,635
Galena Park Independent School District Participating VRDN Series SG 154, 0.3% (Liquidity Facility Societe Generale) (a)(e)	11,065	11,065
Harris County Ind. Dev. Corp. Series 1998, 0.3%, LOC Royal Bank of Canada, VRDN (a)	19,600	19,600
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Healthcare Sys. Proj.):
Series 2008 C, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	10,000	10,000
Series 2008 D1, 0.29%, LOC JPMorgan Chase Bank, VRDN (a)	1,000	1,000
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 B2, 0.3%, LOC Compass Bank, VRDN (a)	6,985	6,985
Harris County Flood Cont. District Participating VRDN Series ROC II R 10396, 0.3% (Liquidity Facility Citibank NA) (a)(e)	16,000	16,000
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.) Series 2008 A, 0.5%, LOC Compass Bank, VRDN (a)	32,600	32,600
Houston Gen. Oblig.:
Participating VRDN Series ROC II R 11289, 0.31% (Liquidity Facility Citibank NA) (a)(e)	2,905	2,905
Series A, 0.29% 7/8/10, LOC Bank of New York, New York, CP	3,400	3,400
Houston Higher Ed. Fin. Corp. Higher Ed. Rev.:
Participating VRDN Series MS 06 2042, 0.31% (Liquidity Facility Wells Fargo & Co.) (a)(e)	18,870	18,870
(Rice Univ. Proj.) Series 2006 B, 0.27% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,000	1,000
Houston Util. Sys. Rev.:
Participating VRDN Series ROC II R 12267, 0.32% (Liquidity Facility Citibank NA) (a)(e)	7,955	7,955
Series 2004 B6, 0.25%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	18,300	18,300
Irving Independent School District Participating VRDN Series PT 3954, 0.29% (Liquidity Facility Wells Fargo & Co.) (a)(e)	17,845	17,845
Lamar Consolidated Independent School District Participating VRDN Series DB 512, 0.3% (Liquidity Facility Deutsche Bank AG) (a)(e)	3,200	3,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lewisville Independent School District Participating VRDN Series SGA 134, 0.29% (Liquidity Facility Societe Generale) (a)(e)	$ 1,290	$ 1,290
Lower Colorado River Auth. Rev. 0.35% 5/18/10, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	10,600	10,600
Mesquite Independent School District Series 2003 A, 0.28% (Permanent School Fund of Texas Guaranteed), VRDN (a)	8,290	8,290
North Central Texas Health Facilities Dev. Corp. Participating VRDN Series WF 09 33C, 0.3% (Liquidity Facility Wells Fargo & Co.) (a)(e)	7,270	7,270
North Texas Tollway Auth. Rev. Series 2009 D, 0.27%, LOC JPMorgan Chase Bank, VRDN (a)	9,400	9,400
Northwest Texas Independent School District Participating VRDN Series Solar 06 47, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	14,255	14,255
Plano Gen. Oblig. Participating VRDN Series MS 06 1862, 0.31% (Liquidity Facility Wells Fargo & Co.) (a)(e)	5,830	5,830
Plano Independent School District Participating VRDN Series SGA 128, 0.29% (Liquidity Facility Societe Generale) (a)(e)	21,380	21,380
Princeton Independent School District Participating VRDN Series SGB 02 41A, 0.28% (Liquidity Facility Societe Generale) (a)(e)	1,250	1,250
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ. Proj.) 0.25%, VRDN (a)	15,000	15,000
San Antonio Elec. & Gas Participating VRDN Series DB 602, 0.3% (Liquidity Facility Deutsche Bank AG) (a)(e)	8,300	8,300
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN:
Series BBT 08 26, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	5,345	5,345
Series SG 104, 0.29% (Liquidity Facility Societe Generale) (a)(e)	5,490	5,490
Series SG 105, 0.29% (Liquidity Facility Societe Generale) (a)(e)	29,400	29,400
Series 2003, 0.35% (Liquidity Facility Bank of America NA), VRDN (a)	19,125	19,125
Series A:
0.27% 6/1/10, CP	20,000	20,000
0.29% 6/9/10, CP	7,500	7,500
San Antonio Wtr. Sys. Rev.:
Participating VRDN Series EGL 06 5 Class A, 0.31% (Liquidity Facility Citibank NA) (a)(e)	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Wtr. Sys. Rev.: - continued
Series 2001 A:
0.33% 6/10/10, CP	$ 6,684	$ 6,684
0.33% 6/10/10, CP	8,650	8,650
0.35% 6/3/10, CP	10,000	10,000
0.37% 5/4/10, CP	7,500	7,500
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.) Series 2008 3, 0.32%, LOC Compass Bank, VRDN (a)	9,400	9,400
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
(Christus Health Proj.) Series 2008 C2, 0.3%, LOC Bank of America NA, VRDN (a)	6,000	6,000
(Texas Health Resources Proj.) Series 2008 A, 0.3%, VRDN (a)	9,900	9,900
Texas Gen. Oblig.:
Participating VRDN:
Series BC 10 18B, 0.31% (Liquidity Facility Barclays Bank PLC) (a)(e)	3,750	3,750
Series Putters 3534, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,995	3,995
(Veterans' Hsg. Assistance Prog.) Series 1995, 0.28%, VRDN (a)	4,400	4,400
TRAN Series 2009, 2.5% 8/31/10	101,010	101,692
Texas Pub. Fin. Auth. Rev. Series 2003, 0.33% 8/17/10, CP	11,680	11,680
Texas Southmost College District Participating VRDN Series Solar 06 61, 0.3% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(e)	10,680	10,680
Travis County Health Facilities Dev. (Longhorn Village Proj.) Series 2008 B, 0.27%, LOC Bank of Scotland PLC, VRDN (a)	36,110	36,110
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series Putters 1646, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,350	5,350
Univ. of Texas Permanent Univ. Fund Rev. Participating VRDN Series BBT 08 59, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	6,000	6,000
Upper Trinity Reg'l. Wtr. District Series A, 0.27% 6/4/10, LOC Bank of America NA, CP	22,350	22,350
Victoria Independent School District Participating VRDN Series WF 08 26C, 0.3% (Liquidity Facility Wells Fargo & Co.) (a)(e)	12,375	12,375
		724,828
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - 1.7%
Central Utah Wtr. Conservancy District Wtr. Rev. BAN Series 2009 A, 2% 7/22/10	$ 9,000	$ 9,016
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	7,940	7,940
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds Series 2009 A, 4% 7/1/10	9,900	9,957
Series 1997 B1:
0.33% 5/4/10 (Liquidity Facility Bank of Nova Scotia), CP	16,300	16,300
0.33% 5/4/10 (Liquidity Facility Bank of Nova Scotia), CP	13,800	13,800
Series 1997 B2, 0.32% 6/7/10 (Liquidity Facility Bank of Nova Scotia), CP	8,000	8,000
Series 1997 B3, 0.33% 5/4/10 (Liquidity Facility JPMorgan Chase Bank), CP	29,500	29,500
Spl. Oblig. Sixth Bonds Series B, 6.5% 7/1/10	8,850	8,937
Utah Transit Auth. Sales Tax Rev. Participating VRDN:
Series BBT 08 27, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	5,730	5,730
Series DCL 021, 0.35% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	9,840	9,840
		119,020
Virginia - 1.9%
Albemarle County Indl. Dev. Auth. Health Srv 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	6,595	6,595
Fairfax County Econ. Dev. Auth. Rev. (Flint Hill School Proj.) Series 2000, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	1,425	1,425
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2010 A2, 0.23%, tender 5/3/10 (a)	20,000	20,000
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.3%, LOC Branch Banking & Trust Co., VRDN (a)	4,250	4,250
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.):
Series 2008 D1, 0.34%, LOC Landesbank Baden-Wuert, VRDN (a)	19,905	19,905
Series 2008 D2, 0.28%, LOC U.S. Bank NA, Minnesota, VRDN (a)	4,000	4,000
Henrico County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.34%, LOC Landesbank Baden-Wuert, VRDN (a)	7,035	7,035
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.) Series 2010 C, 0.42%, tender 11/26/10 (a)	17,345	17,345
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Univ. of Virginia Gen. Rev. Participating VRDN Series BBT 08 30, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	$ 7,550	$ 7,550
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series Putters 3276, 0.3% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	4,040	4,040
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN Series Putters 3313 Z, 0.35% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,600	6,600
Virginia Resources Auth. Clean Wtr. Rev.:
Bonds Series 2010 A, 3% 10/1/10	3,960	4,005
Participating VRDN:
Series BBT 08 48, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	3,945	3,945
Series MS 06 1860, 0.31% (Liquidity Facility Wells Fargo & Co.) (a)(e)	2,360	2,360
Series Putters 3036, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,365	3,365
Virginia Small Bus. Fing. (Children's Hosp. of The King's Daughters, Inc. Proj.) Series 2006, 0.31%, LOC Bank of America NA, VRDN (a)	6,000	6,000
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series BC 10 17W, 0.31% (Liquidity Facility Barclays Bank PLC) (a)(e)	5,000	5,000
Series Putters 3640, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	8,065	8,065
		131,485
Washington - 1.0%
Energy Northwest Elec. Rev. Bonds (Columbia Generating Station Proj.) Series 2004 A, 5.25% 7/1/10	1,345	1,355
King County Gen. Oblig. Participating VRDN Series DB 598, 0.3% (Liquidity Facility Deutsche Bank AG) (a)(e)	3,525	3,525
Port of Seattle Rev. Series 2001 A1, 0.25% 5/5/10, LOC Bank of America NA, CP	13,635	13,635
Seattle Wtr. Sys. Rev. Participating VRDN Series ROC II R 11144, 0.31% (Liquidity Facility Citibank NA) (a)(e)	2,975	2,975
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	6,645	6,645
Washington Gen. Oblig. Participating VRDN:
Series BA 08 1121, 0.3% (Liquidity Facility Bank of America NA) (a)(e)	6,665	6,665
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Participating VRDN: - continued
Series Putters 3054, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 1,000	$ 1,000
Series ROC II R 759 PB, 0.34% (Liquidity Facility Deutsche Postbank AG) (a)(e)	15,860	15,860
Washington Health Care Facilities Auth. Rev.:
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.33%, LOC Bank of America NA, VRDN (a)	12,200	12,200
(MultiCare Health Sys. Proj.) Series 2009 A, 0.29%, LOC Wells Fargo Bank NA, VRDN (a)	7,000	7,000
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way King County Proj.) 0.45%, LOC Bank of America NA, VRDN (a)	1,600	1,600
		72,460
West Virginia - 0.4%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 D, 0.32%, LOC Bank of America NA, VRDN (a)	4,800	4,800
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.29%, LOC Branch Banking & Trust Co., VRDN (a)	23,000	23,000
		27,800
Wisconsin - 1.0%
Univ. of Wisconsin Hosp. & Clinics Auth. Series 2009 A, 0.25%, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,370	6,370
Wisconsin Gen. Oblig.:
Participating VRDN Series BBT 08 47, 0.31% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	6,400	6,400
Series 2006 A, 0.35% 6/10/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,724	2,724
Wisconsin Health & Edl. Facilities Auth. Rev. (Aurora Health Care, Inc. Proj.) Series 1999 C, 0.31%, LOC KBC Bank NV, LOC Bank of Nova Scotia New York Branch, VRDN (a)	40,875	40,875
Wisconsin Trans. Rev. Series 1997 A, 0.28% 5/3/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	14,600	14,600
		70,969
Wyoming - 0.1%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.3%, LOC Wells Fargo Bank NA, VRDN (a)	6,250	6,250
Municipal Securities - continued
	Shares	Value (000s)
Other - 5.3%
Fidelity Tax-Free Cash Central Fund, 0.26% (b)(c)	368,875,000	$ 368,875
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $6,979,802)		6,979,802
NET OTHER ASSETS - (0.4)%		(30,249)
NET ASSETS - 100%		$ 6,949,553
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 370
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $6,610,927)	$ 6,610,927
Fidelity Central Funds (cost $368,875)	368,875
Total Investments (cost $6,979,802)		$ 6,979,802
Cash		395
Receivable for fund shares sold		103,210
Interest receivable		10,468
Distributions receivable from Fidelity Central Funds		85
Prepaid expenses		9
Receivable from investment adviser for expense reductions		133
Other receivables		25
Total assets		7,094,127

Liabilities
Payable for investments purchased	$ 19,875
Payable for fund shares redeemed	121,512
Distributions payable	1
Accrued management fee	1,487
Other affiliated payables	1,636
Other payables and accrued expenses	63
Total liabilities		144,574

Net Assets		$ 6,949,553
Net Assets consist of:
Paid in capital		$ 6,949,246
Accumulated undistributed net realized gain (loss) on investments		307
Net Assets		$ 6,949,553

Daily Money Class: Net Asset Value, offering price and redemption price per share ($536,074 ÷ 535,526 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($371,216 ÷ 370,849 shares)		$ 1.00

Fidelity Tax-Free Money Market Fund: Net Asset Value, offering price and redemption price per share ($6,042,263 ÷ 6,038,872 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2010 (Unaudited)

Investment Income
Interest		$ 9,652
Income from Fidelity Central Funds		370
Total income		10,022

Expenses
Management fee	$ 9,008
Transfer agent fees	7,206
Distribution fees	1,830
Accounting fees and expenses	300
Custodian fees and expenses	58
Independent trustees' compensation	12
Registration fees	274
Audit	25
Legal	21
Miscellaneous	60
Total expenses before reductions	18,794
Expense reductions	(9,129)	9,665
Net investment income		357
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		159
Net increase in net assets resulting from operations		$ 516

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 357	$ 12,347
Net realized gain (loss)	159	466
Net increase in net assets resulting from operations	516	12,813
Distributions to shareholders from net investment income	(357)	(12,344)
Share transactions - net increase (decrease)	(18,091)	(1,398,820)
Total increase (decrease) in net assets	(17,932)	(1,398,351)

Net Assets
Beginning of period	6,967,485	8,365,836
End of period	$ 6,949,553	$ 6,967,485

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Daily Money Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- F	.001	.019	.030	.027	.016
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	.001	.019	.030	.027	.016
Distributions from net investment income	- F	(.001)	(.019)	(.030)	(.027)	(.016)
Distributions from net realized gain	-	-	- F	-	-	-
Total distributions	- F	(.001)	(.019)	(.030)	(.027)	(.016)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.00%G	.06%	1.87%	3.07%	2.72%	1.58%
Ratios to Average Net Assets D, E
Expenses before reductions	.73% A	.76%	.73%	.73%	.73%	.74%
Expenses net of fee waivers, if any	.27% A	.60%	.70%	.70%	.70%	.70%
Expenses net of all reductions	.27% A	.59%	.61%	.54%	.54%	.61%
Net investment income	.01% A	.05%	1.81%	3.03%	2.70%	1.60%
Supplemental Data
Net assets, end of period (in millions)	$ 536	$ 597	$ 922	$ 895	$ 617	$ 575

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

G Amount represents less than 0.01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Reserves Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- F	- F	.016	.028	.024	.013
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	-F	.016	.028	.024	.013
Distributions from net investment income	- F	- F	(.016)	(.028)	(.024)	(.013)
Distributions from net realized gain	-	-	- F	-	-	-
Total distributions	- F	-F	(.016)	(.028)	(.024)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.00%G	.02%	1.62%	2.81%	2.46%	1.33%
Ratios to Average Net Assets D, E
Expenses before reductions	.98% A	1.01%	.98%	.98%	.98%	.99%
Expenses net of fee waivers, if any	.27% A	.63%	.95%	.95%	.95%	.95%
Expenses net of all reductions	.27% A	.63%	.86%	.82%	.79%	.86%
Net investment income	.01% A	.02%	1.56%	2.74%	2.45%	1.35%
Supplemental Data
Net assets, end of period (in millions)	$ 371	$ 452	$ 660	$ 508	$ 519	$ 524

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

G Amount represents less than 0.01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Tax-Free Money Market Fund

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	- F	.002	.021	.033	.029	.018
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	.002	.021	.033	.029	.018
Distributions from net investment income	- F	(.002)	(.021)	(.033)	(.029)	(.018)
Distributions from net realized gain	-	-	- F	-	-	-
Total distributions	- F	(.002)	(.021)	(.033)	(.029)	(.018)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.00%G	.18%	2.13%	3.32%	2.97%	1.84%
Ratios to Average Net Assets D, E
Expenses before reductions	.47% A	.51%	.48%	.48%	.49%	.49%
Expenses net of fee waivers, if any	.27% A	.47%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.27% A	.46%	.36%	.29%	.29%	.36%
Net investment income	.01% A	.18%	2.06%	3.28%	2.95%	1.85%
Supplemental Data
Net assets, end of period (in millions)	$ 6,042	$ 5,918	$ 6,784	$ 4,346	$ 2,661	$ 1,856

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

G Amount represents less than 0.01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Tax-Exempt Fund (the Fund) is a fund of Fidelity Newbury Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers three classes of shares, Daily Money Class, Capital Reserves Class and Fidelity Tax-Free Money Market Fund. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Tax cost	$ 6,979,802

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of 0.25% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Daily Money Class and Capital Reserves Class pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which are based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, the Distribution and Service Fee rates and the total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees*	Retained by FDC
Daily Money Class	-%	.25%	$ 726	$ -
Capital Reserves Class	.25%	.25%	1,104	-
			$ 1,830	$ -

* During the period, FMR or its affiliates waived a portion of these fees.

Sales Load. FDC receives the proceeds of deferred sales charges of 0.25% on certain purchases of the Daily Money Class. For the period, FDC did not retain any sales charges from Daily Money Class.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, to perform the activities associated with the Fund's transfer and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Tax Exempt pays a transfer agent fee equal to an annual rate of .20% of average net assets. For the period, transfer agent fees for each class were as follows.

Total Fees**
Daily Money Class	$ 581
Capital Reserves Class	441
Fidelity Tax-Free Money Market Fund	6,184
$ 7,206

** During the period, FMR or its affiliates waived a portion of these fees.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

5. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Daily Money Class	.70%	$ 78
Capital Reserves Class	.95%	63
Fidelity Tax-Free Money Market Fund	.45%	757
		$ 898

FMR or its affiliates voluntarily agreed to waive certain fees during the period. The amount of the waiver for each class is as follows:

Daily Money Class	$ 1,239
Capital Reserves Class	1,487
Fidelity Tax-Free Money Market Fund	5,504

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by $1.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Daily Money Class	$ 29	$ 489
Capital Reserves Class	22	144
Fidelity Tax-Free Money Market Fund	306	11,711
Total	$ 357	$ 12,344

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
Daily Money Class
Shares sold	918,257	2,039,299
Reinvestment of distributions	28	462
Shares redeemed	(979,260)	(2,364,538)
Net increase (decrease)	(60,975)	(324,777)
Capital Reserves Class
Shares sold	1,034,709	1,725,288
Reinvestment of distributions	21	138
Shares redeemed	(1,115,871)	(1,932,947)
Net increase (decrease)	(81,141)	(207,521)
Fidelity Tax-Free Money Market Fund
Shares sold	11,468,382	23,611,925
Reinvestment of distributions	303	11,539
Shares redeemed	(11,344,660)	(24,489,986)
Net increase (decrease)	124,025	(866,522)

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Adviser

Fidelity Investments
Money Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

TFM-USAN-0610
1.784918.107

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Newbury Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Newbury Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 28, 2010
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 28, 2010